Registration Nos. 033-52154
                                                                       811-07168
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------------------------------



              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                            Pre-Effective Amendment No. ___                  [ ]


                          Post-Effective Amendment No. 24                    [x]
                                     and/or


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]


                              Amendment No. 25 [x]
                        (Check appropriate box or boxes.)
                       -----------------------------------


                              HENNESSY FUNDS TRUST
                       -----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               7250 Redwood Blvd.
                                    Suite 200
                               Novato, California                      94945
                             ----------------------                   -------
                    (Address of Principal Executive Offices)         (ZIP Code)

                                 (800) 966-4354
                       -----------------------------------
              (Registrant's Telephone Number, including Area Code)



           Neil J. Hennessy                                 Copy to:
        Hennessy Advisors, Inc.                         Richard L. Teigen
          7250 Redwood Blvd.                           Foley & Lardner LLP
               Suite 200                            777 East Wisconsin Avenue
        Novato, California 94945                 Milwaukee, Wisconsin 53202-5306
     -----------------------------               -------------------------------
(Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):


[ ]      immediately upon filing pursuant to paragraph (b)


[ ]      on (date) pursuant to paragraph (b)

[ ]      60 days after filing pursuant to paragraph (a)(1)

[ ]      on (date) pursuant to paragraph (a)(1)


[X]      75 days after filing pursuant to paragraph (a)(2)


[ ]      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                              HENNESSY CORNERSTONE
                               LARGE GROWTH FUND

                             PROSPECTUS & OVERVIEW

                              __________ __, 2009

                             ORIGINAL CLASS SHARES

                     HENNESSY CORNERSTONE LARGE GROWTH FUND

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                   1-800-966-4354   o   WWW.HENNESSYFUNDS.COM

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EACH OF THE HENNESSY CORNERSTONE FUNDS UTILIZES A TIME-TESTED STOCK SELECTION STRATEGY, INCORPORATING SOUND, PURELY QUANTITATIVE, CRITERIA. WE MANAGE OUR FUNDS WITH THE DISCIPLINE AND CONSISTENCY OF AN INDEX FUND, NEVER STRAYING FROM OUR PROVEN FORMULAS. THE RESULT IS THAT EMOTIONS, HUNCHES AND FADS PLAY NO PART IN OUR INVESTMENT DECISIONS. IN SHORT, WE DO NOT TRY TO OUTSMART OR TIME THE MARKET BECAUSE WE BELIEVE DOING SO DOESN'T WORK.

OUR GOAL IS TO PROVIDE PRODUCTS THAT INVESTORS CAN HAVE CONFIDENCE IN, KNOWING THEIR MONEY IS INVESTED AS PROMISED AND MANAGED IN THEIR BEST INTEREST. OUR FUNDS' STRATEGIES AND PERFORMANCE ARE FULLY DISCLOSED. WE FEEL IT IS CRITICAL FOR OUR CLIENTS TO UNDERSTAND THE STRATEGIES, RISKS AND COSTS OF INVESTING, AS WELL AS THE REWARDS. WITH HENNESSY, THERE ARE NEVER SURPRISES WITH OUR INVESTMENT STRATEGIES.

THE HENNESSY CORNERSTONE
LARGE GROWTH FUND PROSPECTUS
ORIGINAL CLASS SHARES

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             6

Historical Performance                                                        6

Management of the Fund                                                        8

Shareholder Information                                                       9

     Pricing of Fund Shares                                                   9

     Account Minimum Investments                                              9

     Market Timing Policy                                                     9

     Telephone Privileges                                                    10

     How to Purchase Shares                                                  10

     Automatic Investment Plan                                               11

     Retirement Plans                                                        11

     How to Sell Shares                                                      11

     How to Exchange Shares                                                  13

     Systematic Cash Withdrawal Program                                      14

     Dividends, Distributions and Taxes                                      14

     Householding                                                            14

Financial Highlights                                                         15

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Cornerstone Large Growth Fund, a portfolio of the Hennessy Funds, that you should know before you invest. This Prospectus relates only to the Original Class shares of the Fund (sometimes referred to herein as shares).

HENNESSY CORNERSTONE LARGE GROWTH FUND

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital. This Fund invests in 50 large capitalization companies selected by the Large Growth Formula.

 The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

HENNESSY CORNERSTONE LARGE
GROWTH FUND


INVESTMENT STRATEGY

THE MARRIAGE OF
VALUE AND GROWTH
INVESTING:

Price-to-Cash
Flow = Value

Return on Total
Capital = Growth

The Fund invests in growth-oriented common stocks of large companies by utilizing a highly disciplined, quantitative formula known as the Hennessy Large Growth Formula (the "Formula"). The Formula selects large capitalization companies, and excludes American Depositary Receipts, or ADRs. The Formula selects the 50 COMMON STOCKS that meet the following criteria, in order:

     1)   MARKET CAPITALIZATION THAT EXCEEDS THE AVERAGE OF THE DATABASE

     2)   PRICE-TO-CASH FLOW RATIO LESS THAN THE MEDIAN OF THE DATABASE
          This value criterion helps to uncover relative bargains among large companies.

     3)   HIGHEST ONE-YEAR RETURN ON TOTAL CAPITAL
          Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

     Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor's Compustat(R) Database. The Compustat(R) Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1<F1>

     When the Fund begins operations, it will purchase 50 stocks as dictated by the Formula, based on information at that time. The Fund's holdings of each stock in its portfolio will initially be weighted equally by dollar amount, with 2% of the portfolio's assets invested in each of 50 stocks. The Fund will rebalance its portfolio annually by re-screening the universe of stocks, generally in the winter. Stocks meeting the Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Formula, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects stocks held in the Fund's portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy, or the stock market in general. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to

1<F1> The database is compiled and maintained by Standard & Poor's ("S&P").
      Although S&P obtains information for inclusion in, or for use in, the Compustat(R) Database from sources that S&P considers reliable, S&P does not guarantee the accuracy or completeness of the database. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other person or entity, from the use of the Compustat(R) Database. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Compustat(R) Database. "Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

                              OBJECTIVE: Long-term growth of capital

replace that stock with another stock meeting the criteria of the Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Formula.

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Large Growth Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

FORMULA INVESTING RISK: The Fund will adhere to its Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

LARGE COMPANY RISK: From time to time, securities of large capitalization companies may fall out of favor in the market, and the Fund may underperform the market as a whole.

PERFORMANCE

The Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on or about ____________, 2009. Prior to the reorganization, the Tamarack Large Cap Growth Fund was managed by Voyageur Asset Management Inc. As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Original Class shares of the Fund. The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the Formula. Performance information for the Fund will be included in future prospectuses after it has completed one calendar year of operations under the Manager. The Fund's performance (before and after taxes) will vary from year to year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                     None
Maximum deferred sales charge (load)                                 None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                          None
Redemption fee1<F2>                                                  None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     0.74%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                      0.59%2<F3>
                                                                    -----
   Shareholder Servicing Fee                                  0.10%
   All remaining Other Expenses                               0.49%
Total Annual Fund Operating Expenses                                1.33%
                                                                    -----
Expense Reimbursement                                              (0.03)%3<F45>
                                                                    -----
Net Expenses                                                        1.30%
                                                                    -----
                                                                    -----

1<F2> The transfer agent charges a fee of $15.00 for each wire redemption. 2<F3> Other expenses are based on estimated amounts for the current fiscal year.
3<F45> The Manager has agreed, until January 2010, to contractually waive its advisory fee to the extent necessary to insure that Net Expenses do not exceed 1.30% of the average daily net assets of the Original Class shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY CORNERSTONE LARGE GROWTH FUND

ORIGINAL CLASS

             One Year     Three Years     Five Years     10 Years
              $132          $418          $____         $____

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Fund does not take temporary defensive positions. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

HISTORICAL PERFORMANCE
OF THE FUND'S FORMULA

The following chart shows the performance of a hypothetical portfolio managed in accordance with the dictates of the Formula for the historical periods indicated and compares the total return of the hypothetical portfolio with the Standard & Poor's 500 Composite Stock Price (the "S&P 500"). The performance reported assumes a December 31 rebalance date.

     The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

     Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Fund, Hennessy Advisors, Inc. may make limited modifications to the strategy or formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted.

     For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All of the returns shown reflect the reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY CORNERSTONE LARGE GROWTH FUND1<F4>

                        1998     1999     2000     2001     2002     2003     2004     2005     2006     2007     Total
                        ----     ----     ----     ----     ----     ----     ----     ----     ----     ----     -----
LARGE GROWTH           14.75%    4.55%   14.11%    8.34%  -12.02%   32.21%   19.07%   13.12%   16.60%   27.39%   138.12%
S&P 500 INDEX          28.58%   21.04%   -9.10%  -11.89%  -22.10%   28.68%   10.88%    4.91%   15.80%    5.49%    72.29%

AVERAGE ANNUAL RETURN

           Hennessy Cornerstone Large Growth Fund     S&P 500 Index
           --------------------------------------     -------------
1-Year                      27.39%                        5.49%
3-Year                      18.88%                        8.62%
5-Year                      21.47%                       12.83%
10-Year                     13.19%                        5.91%

STANDARD DEVIATION

     Hennessy Cornerstone Large Growth Fund     S&P 500 Index
     --------------------------------------     -------------
                      12.47%                       15.88%

Standard Deviation measures an investment's volatility or "risk." The greater the standard deviation, the more variable the rate of return.

1<F4> The hypothetical performance for the Formula assumes a December 31 rebalance date.

[Growth of $10,000 Table]

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds, including the Hennessy Cornerstone Large Growth Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.

     Neil J. Hennessy and Frank Ingarra, Jr. are co-portfolio managers. They are equally responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. They are committed to the Strategy Indexing(R) and formula-based investing program utilized by the Fund. Mr. Hennessy has been the Chief Investment Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989. Mr. Ingarra has been an assistant portfolio manager for the Manager since 2002.

     The Statement of Additional Information for the Hennessy Cornerstone Large Cap Growth Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Hennessy Cornerstone Large Growth Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.74%.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Manager will be available in the annual report of the Hennessy Funds to shareholders for the most recent period ended October 31. As noted above, the Manager has agreed, until January 2010, to contractually waive its advisory fee to the extent necessary to insure that "Net Expenses" for the Original Class shares of the Fund do not exceed 1.30% of the average daily net assets.

SHAREHOLDER SERVICING AGREEMENT

The Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

     o assisting shareholders in processing exchange and redemption requests;

     o assisting shareholders in changing dividend options, account designations and addresses;

     o     responding generally to questions of shareholders; and

     o     providing such other similar services as the Fund may request.

     For such services, the Fund will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets. Original Class shares are subject to this servicing fee, while Institutional Class shares are not subject to this servicing fee.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer's sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

                      FOR QUESTIONS PLEASE CALL

                      THE HENNESSY FUNDS
                      1-800-966-4354 or
                      1-415-899-1555
                      10 A.M. - 7 P.M. Eastern Time
                      7 A.M. - 4 P.M. Pacific Time

                      US BANK, TRANSFER AGENT FOR THE FUNDS
                      1-800-261-6950 or
                      1-414-765-4124
                      9 A.M. - 8 P.M. Eastern Time
                      6 A.M. - 5 P.M. Pacific Time

ORIGINAL SHARES AND ACCOUNT MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time. Investors purchasing the Fund through financial intermediaries' asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

     The Fund offers Institutional Class shares, and the minimum investment is $250,000. Detailed information about the Fund's Institutional Class shares is included in a separate prospectus, which is available by calling 1-800-966-4354 or 1-415-899-1555.

MARKET TIMING POLICY

Frequent purchases and redemptions of the Fund's shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder's trading activity, the Fund may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account's ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or
(3) close the account demonstrating frequent trading activity.

TELEPHONE PRIVILEGES

The Hennessy Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check or wire. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:         FOR OVERNIGHT DELIVERY:
Hennessy Funds                     Hennessy Funds
c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
P.O. Box 701                       615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Original Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.       Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.     Account Number: 112-952-137
Milwaukee, WI 53202       Further Credit: Mutual fund name, shareholder
ABA# 075000022            name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account

     o     Traditional IRA

     o     Roth IRA

     o     SEP-IRA for sole proprietors, partnerships and corporations

     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in Our Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Original Class shares of the Fund or the dollar value of Original Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

     o The redemption proceeds are to be sent to a person, address or bank account not on record;

     o     IRA transfer;

     o     When establishing or modifying certain services on the account;

     o     Account ownership is changed; and

     o     The redemption request is over $100,000.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

HOW TO EXCHANGE SHARES

You may exchange Original Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read the Fund's prospectus.

     You may also exchange Original Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. The Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

As another convenience, you may redeem your Original Class shares of the Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, the Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive a payment each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

     A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the Fund for the periods shown below. Certain information reflects financial results for a single Fund share. The "Total Return" figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. However, the total returns are the returns of the Tamarack Large Cap Growth Fund (the "Predecessor Fund"), which are not relevant to investors in the Fund because the Tamarack Large Cap Growth Fund did not utilize the Formula. The Predecessor Fund, Class A, Class C, Class I, Class R and Class S shares, a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Cornerstone Large Growth Fund, Original Class shares, a series of Hennessy Funds Trust, on or about ____________, 2009.

     Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. Their report and the Predecessor Fund's financial statements are included in the Predecessor Fund's 2008 Annual Report, which is available upon request.

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended     Year Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,     April 30,
CLASS A                                    2008           2007           2006           2005       2004(c)<F10>        2004
                                       -------------  -------------  -------------  -------------  -------------    ----------
Net Asset Value, Beginning of Period      $12.43         $10.85         $10.65         $ 9.88         $10.02           $ 8.33
                                          ------         ------         ------         ------         ------           ------

INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)             (0.03)(a)<F8>  (0.03)         (0.03)          0.01          (0.01)           (0.07)
  Net Realized and Unrealized
    Gains (Losses) on Investments          (2.49)          1.61           0.23           0.76          (0.13)            1.76
  Redemption Fees                                (b)<F9>       (b)<F9>        (b)<F9>        (b)<F9>         (b)<F9>        -
                                          ------         ------         ------         ------         ------           ------
   Total from Investment Activities        (2.52)          1.58           0.20           0.77          (0.14)            1.69
                                          ------         ------         ------         ------         ------           ------
DISTRIBUTIONS:
  Net Investment Income                        -              -              -              -              -                -
                                          ------         ------         ------         ------         ------           ------
    Total Distributions                        -              -              -              -              -                -
                                          ------         ------         ------         ------         ------           ------
  Net Asset Value, End of Period          $ 9.91         $12.43         $10.85         $10.65         $ 9.88           $10.02
                                          ------         ------         ------         ------         ------           ------
                                          ------         ------         ------         ------         ------           ------
TOTAL RETURN*<F5>                        (20.27%)        14.56%          1.88%          7.79%         (1.40%)(d)<F11>  20.29%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)         $3,124         $4,458         $5,175         $6,280        $10,614          $10,864
Ratio of Net Expenses
  to Average Net Assets                    1.23%          1.25%          1.25%          1.15%          1.10%(e)<F12>    1.54%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                   (0.26%)        (0.26%)        (0.27%)         0.06%         (0.27%)(e)<F12>  (0.85%)
Ratio of Expenses
  to Average Net Assets**<F6>              1.66%          1.68%          1.68%          1.74%          1.63%(e)<F12>    1.79%
Portfolio Turnover Rate ***<F7>              38%            25%            35%            28%            16%             264%

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended     Year Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,    April 30,
CLASS I                                    2008           2007           2006           2005       2004(c)<F10>       2004
                                       -------------  -------------  -------------  -------------  -------------    ----------
Net Asset Value,
  Beginning of Period                     $12.61         $10.98         $10.75         $ 9.97         $10.11           $ 8.38
                                          ------         ------         ------         ------         ------           ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                 -(a)(b)         (b)       (0.01)          0.05               (a)         (0.07)
                                                <F8><F9>       <F9>                                         <F8>
  Net Realized and Unrealized
    Gains (Losses) on Investments          (2.52)          1.63           0.24           0.75          (0.14)            1.80
  Redemption Fees                               (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>         -
                                          ------         ------         ------         ------         ------           ------
    Total from Investment Activities       (2.52)          1.63           0.23           0.80          (0.14)            1.73
                                          ------         ------         ------         ------         ------           ------
DISTRIBUTIONS:
  Net Investment Income                        -              -               (b)<F9>   (0.02)             -                -
                                          ------         ------         ------         ------         ------           ------
    Total Distributions                        -              -               (b)<F9>   (0.02)             -                -
                                          ------         ------         ------         ------         ------           ------
  Net Asset Value, End of Period          $10.09         $12.61         $10.98         $10.75         $ 9.97           $10.11
                                          ------         ------         ------         ------         ------           ------
                                          ------         ------         ------         ------         ------           ------
TOTAL RETURN*<F5>                        (19.98%)        14.85%          2.18%          8.04%         (1.38%)(d)<F11>  20.64%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $585         $1,034         $1,204         $3,636        $19,556          $28,454
Ratio of Net Expenses
  to Average Net Assets                    0.98%          1.00%          1.00%          0.89%          0.85%(e)<F12>    1.29%
Ratio of Net Investment Income (Loss)
  to Average Net Assets                   (0.02%)        (0.01%)        (0.08%)         0.35%         (0.03%)(e)<F12>  (0.60%)
Ratio of Expenses
  to Average Net Assets**<F6>              1.16%          1.18%          1.19%          1.22%          1.11%(e)<F12>    1.29%
Portfolio Turnover Rate ***<F7>              38%            25%            35%            28%            16%             264%

                                        Year Ended    Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                      September 30,  September 30,  September 30,  September 30,  September 30,   April 30,
CLASS C                                   2008           2007           2006           2005       2004(c)<F10>   2004(g)<F14>
                                      -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value,
  Beginning of Period                    $12.11         $10.65         $10.53         $ 9.85         $10.02          $10.28
                                         ------         ------         ------         ------         ------          ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)            (0.11)(a)<F8>  (0.10)         (0.10)         (0.02)         (0.04)              -
  Net Realized and Unrealized
    Gains (Losses) on Investments         (2.40)          1.56           0.22           0.70          (0.13)          (0.26)
  Redemption Fees                               (b)<F9>       (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        -
                                         ------         ------         ------         ------         ------          ------
    Total from Investment Activities      (2.51)          1.46           0.12           0.68          (0.17)          (0.26)
                                         ------         ------         ------         ------         ------          ------
DISTRIBUTIONS:
  Net Investment Income                       -              -              -              -              -               -
                                         ------         ------         ------         ------         ------          ------
    Total Distributions                       -              -              -              -              -               -
                                         ------         ------         ------         ------         ------          ------
  Net Asset Value, End of Period         $ 9.60         $12.11         $10.65         $10.53         $ 9.85          $10.02
                                         ------         ------         ------         ------         ------          ------
                                         ------         ------         ------         ------         ------          ------
TOTAL RETURN*<F5>                       (20.73%)        13.71%          1.14%          6.90%         (1.70%)(d)<F11> (2.53%)(d)<F11>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)          $126            $39            $25            $25             $3              $3
Ratio of Net Expenses
  to Average Net Assets                   1.99%          2.00%          2.00%          1.93%          1.81%(e)<F12>   1.88%(e)<F12>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (1.03%)        (1.00%)        (1.01%)        (0.88%)        (0.98%)(e)<F12> (1.15%)(e)<F12>
Ratio of Expenses
  to Average Net Assets**<F6>             2.18%          2.16%          2.17%          2.26%          2.13%(e)<F12>         (f)<F13>
Portfolio Turnover Rate ***<F7>             38%            25%            35%            28%            16%            264%

                                       Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                      September 30,  September 30,  September 30,  September 30,  September 30,   April 30,
CLASS R                                   2008           2007           2006           2005       2004(c)<F10>   2004(g)<F14>
                                      -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value, Beginning of Period     $12.31         $10.78         $10.60         $ 9.87        $ 10.02          $10.28
                                         ------         ------         ------         ------         ------          ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)            (0.06)(a)<F8>  (0.06)         (0.05)         (0.15)             -                -
  Net Realized and Unrealized
    Gains (Losses) on Investments         (2.45)          1.59           0.23           0.89          (0.15)          (0.26)
  Redemption Fees                               (b)<F9>       (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        -
                                         ------         ------         ------         ------         ------          ------
    Total from Investment Activities      (2.51)          1.53           0.18           0.74          (0.15)          (0.26)
                                         ------         ------         ------         ------         ------          ------
DISTRIBUTIONS:
  Net Investment Income                       -              -              -          (0.01)             -               -
                                         ------         ------         ------         ------         ------          ------
    Total Distributions                       -              -              -          (0.01)             -               -
                                         ------         ------         ------         ------         ------          ------
  Net Asset Value, End of Period         $ 9.80         $12.31         $10.78         $10.60         $ 9.87          $10.02
                                         ------         ------         ------         ------         ------          ------
                                         ------         ------         ------         ------         ------          ------
TOTAL RETURN*<F5>                       (20.39%)        14.30%          1.60%          7.46%         (1.50%)(d)<F11> (2.53%)(d)<F11>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $9            $11            $10            $15            $65              $3
Ratio of Net Expenses
  to Average Net Assets                   1.48%          1.50%          1.50%          1.41%          1.34%(e)<F12>   1.32%(e)<F12>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (0.51%)        (0.51%)        (0.53%)        (0.27%)         0.12%)(e)<F12> (0.63%)(e)<F12>
Ratio of Expenses
  to Average Net Assets**<F6>             1.66%          1.66%          1.66%          1.75%          2.00%(e)<F12>         (f)<F13>
Portfolio Turnover Rate ***<F7>             38%            25%            35%            28%            16%            264%

                                       Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                      September 30,  September 30,  September 30,  September 30,  September 30,   April 30,
CLASS S                                   2008           2007           2006           2005       2004(c)<F10>   2004(g)<F14>
                                      -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value, Beginning of Period     $12.61         $10.98         $10.75         $ 9.97         $10.11          $10.37
                                         ------         ------         ------         ------         ------          ------
INVESTMENT ACTIVITIES:
  Net Investment Income (Loss)                -(a)(b)         (b)            (b)        0.02              -               -
                                               <F8><F9>       <F9>           <F9>
  Net Realized and Unrealized
    Gains (Losses) on Investments         (2.52)          1.63           0.23           0.78          (0.14)          (0.26)
  Redemption Fees                              (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        (b)<F9>        -
                                         ------         ------         ------         ------         ------          ------
    Total from Investment Activities      (2.52)          1.63           0.23           0.80          (0.14)          (0.26)
                                         ------         ------         ------         ------         ------          ------
DISTRIBUTIONS:
  Net Investment Income                       -              -               (b)<F9>   (0.02)             -               -
                                         ------         ------         ------         ------         ------          ------
    Total Distributions                       -              -               (b)<F9>   (0.02)             -               -
                                         ------         ------         ------         ------         ------          ------
  Net Asset Value, End of Period         $10.09         $12.61         $10.98         $10.75         $ 9.97          $10.11
                                         ------         ------         ------         ------         ------          ------
                                         ------         ------         ------         ------         ------          ------
TOTAL RETURN*<F5>                       (19.98%)        14.85%          2.18%          8.04%         (1.38%)(d)<F11> (2.51%)(d)<F11>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)       $80,914       $113,147       $125,253       $145,649       $168,756        $190,737
Ratio of Net Expenses
  to Average Net Assets                   0.98%          1.00%          1.00%          0.91%          0.85%(e)<F12>   0.85%(e)<F12>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                  (0.01%)        (0.01%)        (0.02%)         0.24%         (0.02%)(e)<F12> (0.27%)(e)<F12>
Ratio of Expenses
  to Average Net Assets**<F6>             1.16%          1.18%          1.18%          1.25%          1.13%(e)<F12>         (f)<F13>
Portfolio Turnover Rate ***<F7>             38%            25%            35%            28%            16%            264%

   *<F5>    Excludes  sales  charge.
  **<F6>    During  the  periods, certain fees were contractually or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
 ***<F7>    Portfolio turnover rate is calculated on the basis of the fund as a whole  without distinguishing between the classes of shares issued.
            The rate has not been annualized for periods of less than one year.
 (a)<F8>    Per  share  net  investment income (loss) has been calculated using the  average  daily  shares  method.
 (b)<F9>    Less  than  $0.01  or  $(0.01)  per  share.
(c)<F10>    For  the  period  from  May  1,  2004  to  September  30,  2004.
(d)<F11>    Not  annualized.
(e)<F12>    Annualized.
(f)<F13>    There  were  no  waivers  or  reimbursements  during  the  period.
(g)<F14>    For  the period from April 19, 2004 (commencement of operations) to
            April  30,  2004.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

          and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Original Class shares of the Hennessy Cornerstone Large Growth Fund have the following fund symbol, cusip and SEC fund identifiers:

                                                                        SEC FUND IDENTIFIER
                                                                        -------------------
FUND                                           SYMBOL     CUSIP         SERIES         CLASS
----                                           ------     -----         ------         -----
Hennessy Cornerstone Large Growth Fund
Original Class                                 ______     42588P205     S000019531     C000054248

                            Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY CORNERSTONE LARGE GROWTH FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                   PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 or
                               1-415-899-1555

HENNESSY CORNERSTONE
LARGE GROWTH FUND
ORIGINAL CLASS SHARES

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

                              HENNESSY CORNERSTONE
                               LARGE GROWTH FUND

                             PROSPECTUS & OVERVIEW

                              __________ __, 2009

                           INSTITUTIONAL CLASS SHARES

                     HENNESSY CORNERSTONE LARGE GROWTH FUND

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                   1-800-966-4354   o   WWW.HENNESSYFUNDS.COM

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EACH OF THE HENNESSY CORNERSTONE FUNDS UTILIZES A TIME-TESTED STOCK SELECTION STRATEGY, INCORPORATING SOUND, PURELY QUANTITATIVE, CRITERIA. WE MANAGE OUR FUNDS WITH THE DISCIPLINE AND CONSISTENCY OF AN INDEX FUND, NEVER STRAYING FROM OUR PROVEN FORMULAS. THE RESULT IS THAT EMOTIONS, HUNCHES AND FADS PLAY NO PART IN OUR INVESTMENT DECISIONS. IN SHORT, WE DO NOT TRY TO OUTSMART OR TIME THE MARKET BECAUSE WE BELIEVE DOING SO DOESN'T WORK.

OUR GOAL IS TO PROVIDE PRODUCTS THAT INVESTORS CAN HAVE CONFIDENCE IN, KNOWING THEIR MONEY IS INVESTED AS PROMISED AND MANAGED IN THEIR BEST INTEREST. OUR FUNDS' STRATEGIES AND PERFORMANCE ARE FULLY DISCLOSED. WE FEEL IT IS CRITICAL FOR OUR CLIENTS TO UNDERSTAND THE STRATEGIES, RISKS AND COSTS OF INVESTING, AS WELL AS THE REWARDS. WITH HENNESSY, THERE ARE NEVER SURPRISES WITH OUR INVESTMENT STRATEGIES.

THE HENNESSY CORNERSTONE
LARGE GROWTH FUND PROSPECTUS
INSTITUTIONAL CLASS SHARES

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             6

Historical Performance                                                        6

Management of the Fund                                                        8

Shareholder Information                                                       9

     Pricing of Fund Shares                                                   9

     Account Minimum Investments                                              9

     Market Timing Policy                                                     9

     Telephone Privileges                                                    10

     How to Purchase Shares                                                  10

     Automatic Investment Plan                                               11

     Retirement Plans                                                        11

     How to Sell Shares                                                      12

     How to Exchange Shares                                                  13

     Systematic Cash Withdrawal Program                                      14

     Dividends, Distributions and Taxes                                      14

     Householding                                                            14

Financial Highlights                                                         15

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Cornerstone Large Growth Fund, a portfolio of the Hennessy Funds, that you should know before you invest. This Prospectus relates only to the Institutional Class shares of the Fund (sometimes referred to herein as shares).

HENNESSY CORNERSTONE LARGE GROWTH FUND

The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital. This Fund invests in 50 large capitalization companies selected by the Large Growth Formula.

 The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

HENNESSY CORNERSTONE LARGE CAP
GROWTH FUND

INVESTMENT STRATEGY

THE MARRIAGE OF
VALUE AND GROWTH
INVESTING:

Price-to-Cash
Flow = Value

Return on Total
Capital = Growth

The Fund invests in growth-oriented common stocks of large companies by utilizing a highly disciplined, quantitative formula known as the Hennessy Large Growth Formula (the "Formula"). The Formula selects large capitalization companies, and excludes American Depositary Receipts, or ADRs. The Formula selects the 50 COMMON STOCKS that meet the following criteria, in order:

     1)   MARKET CAPITALIZATION THAT EXCEEDS THE AVERAGE OF THE DATABASE

     2)   PRICE-TO-CASH FLOW RATIO LESS THAN THE MEDIAN OF THE DATABASE
          This value criterion helps to uncover relative bargains among large companies.

     3)   HIGHEST ONE-YEAR RETURN ON TOTAL CAPITAL
          Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

     Stocks must also have historical trading volume sufficient to allow the Fund to purchase the required number of shares without materially affecting the share price. The Fund selects its stocks from the universe of stocks in the Standard & Poor's Compustat(R) Database. The Compustat(R) Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.1<F15>

     When the Fund begins operations, it will purchase 50 stocks as dictated by the Formula, based on information at that time. The Fund's holdings of each stock in its portfolio will initially be weighted equally by dollar amount, with 2% of the portfolio's assets invested in each of 50 stocks. The Fund will rebalance its portfolio annually by re-screening the universe of stocks, generally in the winter. Stocks meeting the Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Formula, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects stocks held in the Fund's portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy, or the stock market in general. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to

1<F15> The database is compiled and maintained by Standard & Poor's ("S&P"). Although S&P obtains information for inclusion in, or for use in, the Compustat(R) Database from sources that S&P considers reliable, S&P does not guarantee the accuracy or completeness of the database. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, or any other person or entity, from the use of the Compustat(R) Database. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Compustat(R) Database. "Standard & Poor's" and "S&P" are trademarks of The McGraw-Hill Companies, Inc. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund.

                              OBJECTIVE: Long-term growth of capital

replace that stock with another stock meeting the criteria of the Formula. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Formula as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Formula.

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Cornerstone Large Growth Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

FORMULA INVESTING RISK: The Fund will adhere to its Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

LARGE COMPANY RISK: From time to time, securities of large capitalization companies may fall out of favor in the market, and the Fund may underperform the market as a whole.

PERFORMANCE

The Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on or about ____________, 2009. Prior to the reorganization, the Tamarack Large Cap Growth Fund was managed by Voyageur Asset Management Inc. As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Original Class shares of the Fund, a Class not offered in this Prospectus. The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the Formula. Performance information for the Fund will be included in future prospectuses after it has completed one calendar year of operations under the Manager. The Fund's performance (before and after taxes) will vary from year to year.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                     None
Maximum deferred sales charge (load)                                 None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                          None
Redemption fee1<F16>                                                 None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     0.74%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                      0.41%2<F17>
                                                                    -----
Total Annual Fund Operating Expenses                                1.15%
                                                                    -----
Expense Reimbursement                                              (0.17)%3<F18>
                                                                    -----
Net Expenses                                                        0.98%
                                                                    -----
                                                                    -----

1<F16> The transfer agent charges a fee of $15.00 for each wire redemption. 2<F17> Other expenses are based on estimated amounts for the current fiscal year.
3<F18> The Manager has agreed to contractually waive its advisory fee to the extent necessary to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY CORNERSTONE LARGE GROWTH FUND

INSTITUTIONAL CLASS

          One Year       Three Years       Five Years      Ten Years
            $100            $349              $___           $___

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Fund does not take temporary defensive positions. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

HISTORICAL PERFORMANCE
OF THE FUND'S FORMULA

The following chart shows the performance of a hypothetical portfolio managed in accordance with the dictates of the Formula for the historical periods indicated and compares the total return of the hypothetical portfolio with the Standard & Poor's 500 Composite Stock Price (the "S&P 500"). The performance reported assumes a December 31 rebalance date.

     The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

     Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Fund, Hennessy Advisors, Inc. may make limited modifications to the strategy or formula as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted.

     For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Formula in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All of the returns shown reflect the reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY CORNERSTONE LARGE GROWTH FUND1<F19>

                        1998     1999     2000     2001     2002     2003     2004     2005     2006     2007     Total
                        ----     ----     ----     ----     ----     ----     ----     ----     ----     ----     -----
LARGE GROWTH           14.75%    4.55%   14.11%    8.34%  -12.02%   32.21%   19.07%   13.12%   16.60%   27.39%   138.12%
S&P 500 INDEX          28.58%   21.04%   -9.10%  -11.89%  -22.10%   28.68%   10.88%    4.91%   15.80%    5.49%    72.29%

AVERAGE ANNUAL RETURN

           Hennessy Cornerstone Large Growth Fund     S&P 500 Index
           --------------------------------------     -------------
1-Year                      27.39%                        5.49%
3-Year                      18.88%                        8.62%
5-Year                      21.47%                       12.83%
10-Year                     13.19%                        5.91%

STANDARD DEVIATION

     Hennessy Cornerstone Large Growth Fund     S&P 500 Index
     --------------------------------------     -------------
                      12.47%                       15.88%

Standard Deviation measures an investment's volatility or "risk." The greater the standard deviation, the more variable the rate of return.

1<F19> The hypothetical performance for the Formula assumes a December 31 rebalance date.

[Growth of $10,000 Table]

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds, including the Hennessy Cornerstone Large Growth Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund.

     Neil J. Hennessy and Frank Ingarra, Jr. are co-portfolio managers. They are equally responsible for day-to-day management of the portfolio of the Fund and for developing and executing the Fund's investment program. They are committed to the Strategy Indexing(R) and formula-based investing program utilized by the Fund. Mr. Hennessy has been the Chief Investment Officer and Chairman of the Board of Directors of the Manager, a registered investment advisor, since its organization in 1989. Mr. Ingarra has been an assistant portfolio manager for the Manager since 2002.

     The Statement of Additional Information for the Hennessy Cornerstone Large Growth Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Hennessy Cornerstone Large Growth Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.74%.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Manager will be available in the annual report of the Hennessy Funds to shareholders for the most recent period ended October 31. As noted above, the Manager has agreed to contractually waive its advisory fee to the extent necessary to insure that "Net Expenses" for the Institutional Class shares of the Fund do not exceed 0.98% of the average daily net assets.

SHAREHOLDER SERVICING AGREEMENT

The Fund offers two Classes of shares, Original and Institutional. The two Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Original Class shares are subject to a monthly servicing fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Fund. The Institutional Class shares are not subject to any servicing fees.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer's sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

                     FOR QUESTIONS PLEASE CALL

                     THE HENNESSY FUNDS
                     1-800-966-4354 or
                     1-415-899-1555
                     10 A.M. - 7 P.M. Eastern Time
                     7 A.M. - 4 P.M. Pacific Time

                     US BANK, TRANSFER AGENT FOR THE FUNDS
                     1-800-261-6950 or
                     1-414-765-4124
                     9 A.M. - 8 P.M. Eastern Time
                     6 A.M. - 5 P.M. Pacific Time

INSTITUTIONAL SHARES AND ACCOUNT MINIMUM INVESTMENTS

Institutional Class shares are available only to shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Original Class shares, you may convert your Original Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

     The minimum initial investment in Institutional Class shares of the Fund is $250,000. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. The Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

MARKET TIMING POLICY

Frequent purchases and redemptions of the Fund's shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder's trading activity, the Fund may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account's ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or
(3) close the account demonstrating frequent trading activity.

TELEPHONE PRIVILEGES

The Hennessy Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check or wire. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:         FOR OVERNIGHT DELIVERY:
Hennessy Funds                     Hennessy Funds
c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
P.O. Box 701                       615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Institutional Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.       Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.     Account Number: 112-952-137
Milwaukee, WI 53202       Further Credit: Mutual fund name, shareholder
ABA# 075000022            name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account

     o     Traditional IRA

     o     Roth IRA

     o     SEP-IRA for sole proprietors, partnerships and corporations

     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in Our Individual Retirement Account & Coverdell Education Savings Account Disclosure Statement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Institutional Class shares of the Fund or the dollar value of Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

     o The redemption proceeds are to be sent to a person, address or bank account not on record;

     o     IRA transfer;

     o     When establishing or modifying certain services on the account; and

     o     Account ownership is changed.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares into Original Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Original Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read the Fund's prospectus.

     You may also exchange Institutional Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. The Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

The Fund's Original Class shares may be redeemed through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

FINANCIAL HIGHLIGHTS

Information is not provided for the Institutional Class shares offered in this Prospectus because the public offering of these shares had not commenced as of the date of the Prospectus.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

           and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Institutional Class shares of the Hennessy Cornerstone Large Growth Fund have the following fund symbol, cusip and SEC fund identifiers:

                                                                     SEC FUND IDENTIFIER
                                                                     -------------------
FUND                                        SYMBOL     CUSIP         SERIES          CLASS
----                                        ------     -----         ------          -----
Hennessy Cornerstone Large Growth Fund
Institutional Class                         ______     42588P403     ___________     ___________

                            Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY CORNERSTONE LARGE GROWTH FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                             (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                             WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                  PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 or
                               1-415-899-1555

HENNESSY CORNERSTONE
LARGE GROWTH FUND
INSTITUTIONAL CLASS SHARES

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

                        HENNESSY SELECT LARGE VALUE FUND

                             PROSPECTUS & OVERVIEW

                              __________ __, 2009

                             ORIGINAL CLASS SHARES

                        HENNESSY SELECT LARGE VALUE FUND

                             (HENNESSY FUNDS LOGO)

                  1-800-966-4354   o   www.hennessyfunds.com

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
     APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE HENNESSY SELECT LARGE VALUE FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME BY PURCHASING LARGER CAPITALIZATION COMPANIES THAT ARE OUT OF FAVOR AND UNDERVALUED BASED ON THEIR EARNINGS, ASSETS AND/OR DIVIDENDS.

HENNESSY SELECT LARGE
VALUE FUND PROSPECTUS
ORIGINAL CLASS SHARES

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             5

Management of the Fund                                                        5

Shareholder Information                                                       6

     Pricing of Fund Shares                                                   6

     Account Minimum Investments                                              6

     Market Timing Policy                                                     7

     Telephone Privileges                                                     7

     How to Purchase Shares                                                   7

     Automatic Investment Plan                                                8

     Retirement Plans                                                         9

     How to Sell Shares                                                       9

     How to Exchange Shares                                                  10

     Systematic Cash Withdrawal Program                                      11

     Dividends, Distributions and Taxes                                      11

     Householding                                                            12

Financial Highlights                                                         13

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Select Large Value Fund, a series of the Hennessy Funds Trust, that you should know before you invest. This Prospectus relates only to the Original Class shares of the Fund (sometimes referred to herein as shares).

HENNESSY SELECT LARGE VALUE FUND

The Hennessy Select Large Value Fund seeks long-term growth of capital and current income. This Fund invests in larger capitalization companies that are out of favor and undervalued based on their earnings, assets and/or dividends. The Fund's goal is to invest in stocks that offer above-average potential for growth in principal and income while assuming a lower risk profile than the overall market.

 The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

HENNESSY SELECT LARGE
VALUE FUND

INVESTMENT STRATEGY

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

     o stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and

     o stocks that the portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

     The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

     A full discussion of all permissible investments can be found in the Fund's Statement of Additional Information ("SAI").

                              OBJECTIVE: Long-term growth of
                              capital and current income

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Select Large Value Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

ACTIVE MANAGEMENT RISK: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

MEDIUM SIZED COMPANIES RISK: The Fund may invest in medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies.

PERFORMANCE

The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on or about __________, 2009. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to __________, 2009 is historical information for the Tamarack Value
Fund. The Tamarack Value Fund was managed by Voyageur Asset Management Inc. and had the same investment objectives and similar strategies as the Fund. As a result of the reorganization, holders of the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund received Original Class shares of the Fund.

     The performance information shown in the bar chart below is for the Tamarack Value Fund's Class S shares.

     The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

1998            6.07%
1999            1.09%
2000            9.06%
2001           (3.16%)
2002          (14.47%)
2003           24.95%
2004           16.34%
2005            1.29%
2006           15.28%
2007            3.31%

Best quarter:      Q2     2003      15.81%
Worst quarter:     Q3     1998     (17.78)%

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2007)1<F20>
                                                                         Since
                                          One       Five      Ten      Inception
                                          Year     Years     Years     (9/30/84)
                                          ----     -----     -----     ---------
HENNESSY SELECT LARGE
  VALUE FUND

    Return Before Taxes                   3.31%    11.88%     5.44%      11.77%

    Return After Taxes
      on Distributions2<F21>            (2.07)%     9.38%     3.52%      10.02%

    Return After Taxes
      on Distributions
      and Sale of Shares2<F21>            9.25%    10.18%     4.16%       9.97%

RUSSELL 1000
  VALUE INDEX3<F22>,4<F23>              (0.17)%    14.63%     7.68%      13.24%

1<F20> The  performance in the bar chart and table for the period from September
       30, 1984 to April 19, 2004 reflects the performance of Babson Value Fund, the predecessor to Tamarack Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
2<F21> The  after-tax  returns  are  calculated  using  the  historical  highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
3<F22> The  Russell  1000  Value  Index  is  an unmanaged index commonly used to measure  the  performance  of  large  cap  U.S.  stocks.
4<F23> Reflects  no  deduction  for  fees,  expenses  or  taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load)
  imposed on purchases                                               None
Maximum deferred sales charge (load)                                 None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                          None
Redemption fee1<F24>                                                 None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     0.85%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                      0.52%2<F25>
                                                                    -----
    Shareholder Servicing Fee                                0.10%
    All remaining Other Expenses                             0.42%
Total Annual Fund Operating Expenses                                1.37%
Expense Reimbursement                                              (0.07)%3<F26>
                                                                    -----
Net Expenses                                                        1.30%
                                                                    -----
                                                                    -----

1<F24> The transfer agent charges a fee of $15.00 for each wire redemption. 2<F25> Other expenses are based on estimated amounts for the current fiscal year.
3<F26> The Manager has agreed, until January 2010, to contractually waive its advisory fee to the extent necessary to insure that net expenses do not exceed 1.30% of the average daily net assets of the Original Class shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in Original Class shares of this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY SELECT LARGE VALUE FUND

ORIGINAL CLASS

     One Year     Three Years     Five Years     Ten Years

       $132          $427            $743         $1,640

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. (the "Manager") is the investment manager of the Hennessy Select Large Value Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.

SUB-ADVISOR

The Manager has delegated the day-to-day management of the Funds to a sub-advisor, Voyageur Asset Management Inc. (the "Sub-Advisor"). The Sub-Advisor is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is an indirect wholly-owned subsidiary of Royal Bank of Canada. The Sub-Advisor has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Sub-Advisor maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402.

PORTFOLIO MANAGERS

Bruce W. Kaser and Stuart (Sam) A. Lippe are co-portfolio managers of the Fund and are equally responsible for the day-to-day management of the portfolio of the Fund. Mr. Kaser has been a senior portfolio manager at the Sub-Advisor since 2007, and was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007. Mr. Lippe has been a senior portfolio manager at the Sub-Advisor since 2007, and was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007.

     The Statement of Additional Information for the Hennessy Select Large Value Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Hennessy Select Large Value Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.85%. As noted above, the Manager has agreed, until January 2010, to contractually waive its advisory fee to the extent necessary to insure that "Net Expenses" for the Original Class shares of the Fund do not exceed 1.30% of the average daily net assets. The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the Sub-Advisor will be available in the annual report of the Hennessy Funds to shareholders for the most recent period ended October 31.

SHAREHOLDER SERVICING AGREEMENT

The Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

     o assisting shareholders in processing exchange and redemption requests;

     o assisting shareholders in changing dividend options, account designations and addresses;

     o   responding generally to questions of shareholders; and

     o   providing such other similar services as the Fund may request.

     For such services, the Fund will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets. Original Class shares are subject to this servicing fee, while Institutional Class shares are not subject to this servicing fee.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer's sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

                      FOR QUESTIONS PLEASE CALL

                      THE HENNESSY FUNDS
                      1-800-966-4354 or
                      1-415-899-1555
                      10 A.M. - 7 P.M. Eastern Time
                      7 A.M. - 4 P.M. Pacific Time

                      US BANK, TRANSFER AGENT FOR THE FUNDS
                      1-800-261-6950 or
                      1-414-765-4124
                      9 A.M. - 8 P.M. Eastern Time
                      6 A.M. - 5 P.M. Pacific Time

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

ORIGINAL SHARES AND ACCOUNT MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time.

     Investors purchasing the Fund through financial intermediaries' asset based fee programs may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

     The Fund offers Institutional Class shares, and the minimum investment is $250,000. Detailed information about the Fund's Institutional Class shares is included in a separate prospectus, which is available by calling 1-800-966-4354, or 1-415-899-1555.

MARKET TIMING POLICY

Frequent purchases and redemptions of a Fund's shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors/Trustees discourages frequent purchases and redemptions of shares of the Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder's trading activity, the Fund may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account's ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

     Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

TELEPHONE PRIVILEGES

The Hennessy Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check or wire. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:         FOR OVERNIGHT DELIVERY:
Hennessy Funds                     Hennessy Funds
c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
P.O. Box 701                       615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Original Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.       Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.     Account Number: 112-952-137
Milwaukee, WI 53202       Further Credit: Mutual fund name, shareholder
ABA# 075000022            name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account
     o     Traditional IRA
     o     Roth IRA
     o     SEP-IRA for sole proprietors, partnerships and corporations
     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Original Class shares of the Fund or the dollar value of Original Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

     o The redemption proceeds are to be sent to a person, address or bank account not on record;

     o   IRA transfer;

     o   When establishing or modifying certain services on the account;

     o   Account ownership is changed; and

     o   The redemption request is over $100,000.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

HOW TO EXCHANGE SHARES

You may exchange Original Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

     You may also exchange Original Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. The Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

As another convenience, you may redeem your Original Class shares of the Fund through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares. If you elect this method of redemption, the Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House (ACH) network. The minimum payment amount is $100. You may choose to receive a payment each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

     A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the financial performance of the Fund for the periods shown below. Certain information reflects financial results for a single Fund share. The "Total Return" figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. The Tamarack Value Fund, Class A, Class C. Class R and Class S shares (the "Predecessor Fund"), a portfolio of Tamarack Funds Trust, was reorganized into the Hennessy Select Large Value Fund, Original Class shares, a series of Hennessy Funds Trust, on or about _________, 2009.

     Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. This information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm. Their report and the Predecessor Fund's financial statements are included in the Predecessor Fund's 2008 Annual Report, which is available upon request.

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,    June 30,
CLASS A                                    2008           2007           2006           2005        2004(c)<F32>  2004(f)<F35>
                                       -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value, Beginning of Period      $43.03         $41.61         $45.66         $45.01          $44.18        $44.16
                                          ------         ------         ------         ------          ------        ------

INVESTMENT ACTIVITIES:
    Net Investment Income (Loss)            0.34(a)<F30>   0.48(a)<F30>   0.41(a)<F30>   0.43           (0.01)         0.08
   Net Realized and Unrealized
     Gains (Losses) on Investments         (7.41)          5.03           3.10           4.53            0.84         (0.06)
   Redemption Fees                               (b)<F31>      (b)<F31>       (b)<F31>       (b)<F31>        (b)<F31>     -
                                          ------         ------         ------         ------          ------        ------
      Total from Investment Activities     (7.07)          5.51           3.51           4.96            0.83          0.02
                                          ------         ------         ------         ------          ------        ------

DISTRIBUTIONS:
   Net Investment Income                   (0.67)         (0.48)         (0.51)         (0.41)              -             -
   Return of Capital                           -              -              -              -               -             -
   Net Realized Gains                     (13.53)         (3.61)         (7.05)         (3.90)              -             -
                                          ------         ------         ------         ------          ------        ------
      Total Distributions                 (14.20)         (4.09)         (7.56)         (4.31)              -             -
                                          ------         ------         ------         ------          ------        ------
   Net Asset Value, End of Period         $21.76         $43.03         $41.61         $45.66          $45.01        $44.18
                                          ------         ------         ------         ------          ------        ------
                                          ------         ------         ------         ------          ------        ------

TOTAL RETURN*<F27>                       (22.60%)        13.91%          8.84%         11.12%           1.88%(d)<F33>  0.05%(d)<F33>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)           $464           $507           $565         $2,136            $717           $295
Ratio of Net Expenses
  to Average Net Assets                    1.28%          1.28%          1.31%          1.28%           1.21%(e)<F34>  1.21%(e)<F34>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                    1.28%          1.11%          0.98%          1.16%           1.08%(e)<F34>  1.43%(e)<F34>
Ratio of Expenses
  to Average Net Assets**<F28>             1.73%          1.76%          1.73%          1.77%           1.65%(e)<F34>  1.72%(e)<F34>
Portfolio Turnover Rate ***<F29>            162%           136%            38%            35%              5%            14%

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,    June 30,
CLASS C                                    2008           2007           2006           2005        2004(c)<F32>  2004(f)<F35>
                                       -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value,
  Beginning of Period                     $42.41         $41.13         $45.22         $44.85          $44.11        $44.16
                                          ------         ------         ------         ------          ------        ------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)             0.15(a)<F30>   0.17(a)<F30>   0.13(a)<F30>   0.02                (g)<F36>  0.04
   Net Realized and Unrealized
     Gains (Losses) on Investments         (7.33)          4.96           3.04           4.58            0.74         (0.09)
   Redemption Fees                              (b)<F31>       (b)<F31>       (b)<F31>       (b)<F31>        (b)<F31>     -
                                          ------         ------         ------         ------          ------        ------
      Total from Investment Activities     (7.18)          5.13           3.17           4.60            0.74         (0.05)
                                          ------         ------         ------         ------          ------        ------

DISTRIBUTIONS:
   Net Investment Income                   (0.31)         (0.24)         (0.21)         (0.33)              -             -
   Return of Capital                           -              -              -              -               -             -
   Net Realized Gains                     (13.53)         (3.61)         (7.05)         (3.90)              -             -
                                          ------         ------         ------         ------          ------        ------
      Total Distributions                 (13.84)         (3.85)         (7.26)         (4.23)              -             -
                                          ------         ------         ------         ------          ------        ------
   Net Asset Value, End of Period         $21.39         $42.41         $41.13         $45.22          $44.85        $44.11
                                          ------         ------         ------         ------          ------        ------
                                          ------         ------         ------         ------          ------        ------

TOTAL RETURN*<F27>                       (23.19%)        13.03%          8.04%         10.29%           1.68%(d)<F33>(0.11%)(d)<F33>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)            $24            $20            $23            $27              $5            $5
Ratio of Net Expenses
  to Average Net Assets                    2.02%          2.03%          2.05%          2.02%           1.96%(e)<F34> 1.97%(e)<F34>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                    0.55%          0.37%          0.32%          0.43%           0.21%(e)<F34> 0.57%
Ratio of Expenses
  to Average Net Assets**<F28>             2.22%          2.25%          2.21%          2.26%           2.17%(e)<F34> 2.20%
Portfolio Turnover Rate ***<F29>            162%           136%            38%            35%              5%           14%

                                        Year Ended     Year Ended     Year Ended     Year Ended    Period Ended   Period Ended
                                       September 30,  September 30,  September 30,  September 30,  September 30,    June 30,
CLASS R                                    2008           2007           2006           2005       2004(c)<F32>   2004(f)<F35>
                                       -------------  -------------  -------------  -------------  -------------  ------------
Net Asset Value,
  Beginning of Period                     $42.90         $41.56         $45.59         $44.95          $44.16        $44.16
                                          ------         ------         ------         ------          ------        ------

INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)             0.28(a)<F30>   0.37(a)<F30>   0.35(a)<F30>   0.44            0.08          0.09
   Net Realized and Unrealized
     Gains (Losses) on Investments         (7.40)          5.02           3.05           4.40            0.71         (0.09)
   Redemption Fees                             -               (b)<F31>       (b)<F31>       (b)<F31>        (b)<F31>     -
                                          ------         ------         ------         ------          ------        ------
      Total from Investment Activities     (7.12)          5.39           3.40           4.84            0.79             -
                                          ------         ------         ------         ------          ------        ------

DISTRIBUTIONS:
   Net Investment Income                   (0.58)         (0.44)         (0.38)         (0.30)              -             -
   Return of Capital                           -              -              -              -               -             -
   Net Realized Gains                     (13.53)         (3.61)         (7.05)         (3.90)              -             -
                                          ------         ------         ------         ------          ------        ------
      Total Distributions                 (14.11)         (4.05)         (7.43)         (4.20)              -             -
                                          ------         ------         ------         ------          ------        ------
   Net Asset Value, End of Period         $21.67         $42.90         $41.56         $45.59          $44.95        $44.16
                                          ------         ------         ------         ------          ------        ------
                                          ------         ------         ------         ------          ------        ------

TOTAL RETURN*<F27>                       (22.82%)        13.63%          8.56%         10.85%           1.79%(d)<F33> 0.00%(d)<F33>

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)             $3             $5             $4             $4              $3            $3
Ratio of Net Expenses
  to Average Net Assets                    1.52%          1.54%          1.53%          1.52%           1.44%(e)<F34> 1.45%(e)<F34>
Ratio of Net Investment Income (Loss)
  to Average Net Assets                    1.01%          0.84%)         0.85%          0.99%           0.74%(e)<F34> 1.08%(e)<F34>
Ratio of Expenses
  to Average Net Assets**<F28>             1.72%          1.80%          1.68%          1.77%           1.65%(e)<F34> 1.72%(e)<F34>
Portfolio Turnover Rate ***<F29>            162%           136%            38%            35%              5%           14%

                                        Year Ended      Year Ended    Year Ended     Year Ended    Period Ended     Year Ended
                                       September 30,   September 30, September 30,  September 30,  September 30,     June 30,
CLASS S                                    2008            2007          2006           2005       2004(c)<F32>    2004(g)<F36>
                                       -------------  -------------  -------------  -------------  -------------   ------------
Net Asset Value,
  Beginning of Period                     $43.12         $41.74         $45.78         $45.05          $44.20         $37.98
                                          ------         ------         ------         ------          ------         ------
INVESTMENT ACTIVITIES:
   Net Investment
     Income (Loss)                          0.42(a)<F30>   0.58(a)<F30>   0.55(a)<F30>   0.74            0.14           0.56
   Net Realized and Unrealized
     Gains (Losses)
     on Investments                        (7.43)          5.04           3.07           4.35            0.71           6.47
   Redemption Fees                              (b)<F31>       (b)<F31>       (b)<F31>       (b)<F31>        (b)<F31>      -
                                          ------         ------         ------         ------          ------         ------
      Total from
        Investment Activities              (7.01)          5.62           3.62           5.09            0.85           7.03
                                          ------         ------         ------         ------          ------         ------

DISTRIBUTIONS:
   Net Investment Income                   (0.78)         (0.63)         (0.61)         (0.46)              -          (0.41)
   Return of Capital                           -              -              -              -               -              -
   Net Realized Gains                     (13.53)         (3.61)         (7.05)         (3.90)              -          (0.40)
                                          ------         ------         ------         ------          ------         ------
      Total Distributions                 (14.31)         (4.24)         (7.66)         (4.36)              -          (0.81)
                                          ------         ------         ------         ------          ------         ------
Net Asset Value, End of Period            $21.80         $43.12         $41.74         $45.78          $45.05         $44.20
                                          ------         ------         ------         ------          ------         ------
                                          ------         ------         ------         ------          ------         ------

TOTAL RETURN*<F27>                       (22.42%)        14.19%          9.10%         11.42%           1.92%(d)<F33> 18.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets,
  End of Period (000's)                 $174,232       $269,368       $291,662       $366,952        $379,023       $386,932
Ratio of Net Expenses
  to Average Net Assets                    1.02%          1.03%          1.05%          1.01%           0.96%(e)<F34>  0.96%
Ratio of Net Investment
  Income (Loss)
  to Average Net Assets                    1.52%          1.36%          1.33%          1.52%           1.22%(e)<F34>  1.30%
Ratio of Expenses
  to Average Net Assets**<F28>             1.22%          1.26%          1.22%          1.25%           1.15%(e)<F34>  1.14%
Portfolio Turnover Rate ***<F29>            162%           136%            38%            35%              5%            14%

  *<F27>    Excludes  sales  charge.
 **<F28>    During  the  periods,  certain  fees  were  contractually  or voluntarily reduced. If such contractual/voluntary fee reductions had not occurred, the ratio would have been as indicated.
***<F29>    Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
            The rate has not been annualized for periods of less than one year.
(a)<F30>    Per share net investment income (loss) has been calculated using the average daily shares method.
(b)<F31>    Less than $0.01 or $(0.01) per share.
(c)<F32>    For the period from July 1, 2004 to September 30, 2004.
(d)<F33>    Not annualized.
(e)<F34>    Annualized.
(f)<F35>    For the period from April 19, 2004 (commencement of operations) to
            June 30, 2004.
(g)<F36>    The existing class of shares was designated Class S shares as of
            April 19, 2004.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

           and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Original Class shares of the Hennessy Select Large Value Fund have the following fund symbol, cusip and SEC fund identifiers:

                                                             SEC FUND IDENTIFIER
                                                             -------------------
FUND                                  SYMBOL      CUSIP       SERIES      CLASS
----                                  ------      -----       ------      -----
Hennessy Select Large Value Fund
Original Class                        ______      42588P502   ________    ______

                            Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY SELECT LARGE VALUE FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                             (HENNESSY FUNDS LOGO)

                             WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                  PLEASE CALL
                               THE HENNESSY FUNDS

                               1-800-966-4354 or
                               1-415-899-1555

HENNESSY SELECT LARGE
VALUE FUND
ORIGINAL CLASS SHARES

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

                        HENNESSY SELECT LARGE VALUE FUND

                             PROSPECTUS & OVERVIEW

                              __________ __, 2009

                           INSTITUTIONAL CLASS SHARES

                        HENNESSY SELECT LARGE VALUE FUND

                             (HENNESSY FUNDS LOGO)

                   1-800-966-4354   O   WWW.HENNESSYFUNDS.COM

    AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE HENNESSY SELECT LARGE VALUE FUND SEEKS LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME BY PURCHASING LARGER CAPITALIZATION COMPANIES THAT ARE OUT OF FAVOR AND UNDERVALUED BASED ON THEIR EARNINGS, ASSETS AND/OR DIVIDENDS.

HENNESSY SELECT LARGE
VALUE FUND PROSPECTUS
INSTITUTIONAL CLASS SHARES

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             5

Management of the Fund                                                        5

Shareholder Information                                                       6

     Pricing of Fund Shares                                                   6

     Account Minimum Investments                                              6

     Market Timing Policy                                                     7

     Telephone Privileges                                                     7

     How to Purchase Shares                                                   7

     Automatic Investment Plan                                                8

     Retirement Plans                                                         9

     How to Sell Shares                                                       9

     How to Exchange Shares                                                  11

     Systematic Cash Withdrawal Program                                      11

     Dividends, Distributions and Taxes                                      11

     Householding                                                            12

Financial Highlights                                                         12

An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Select Large Value Fund, a series of the Hennessy Funds Trust, that you should know before you invest. This Prospectus relates only to the Institutional Class shares of the Fund (sometimes referred to herein as shares).

HENNESSY SELECT LARGE VALUE FUND

The Hennessy Select Large Value Fund seeks long-term growth of capital and current income. This Fund invests in larger capitalization companies that are out of favor and undervalued based on their earnings, assets and/or dividends. The Fund's goal is to invest in stocks that offer above-average potential for growth in principal and income while assuming a lower risk profile than the overall market.

 The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

HENNESSY SELECT LARGE
VALUE FUND

INVESTMENT STRATEGY

The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

     o stocks that the portfolio managers consider to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and

     o stocks that the portfolio managers believe have sound businesses with good future potential based on their fundamental characteristics.

     The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

     A full discussion of all permissible investments can be found in the Fund's Statement of Additional Information ("SAI").

                        OBJECTIVE: Long-term growth of
                                   capital and current income

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Select Large Value Fund include the following:

MARKET RISK: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

ACTIVE MANAGEMENT RISK: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

MEDIUM SIZED COMPANIES RISK: The Fund may invest in medium sized companies, which may have limited liquidity and greater price volatility than larger, more established companies.

PERFORMANCE

The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on or about __________, 2009. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this Prospectus for periods prior to __________, 2009 is historical information for the Tamarack Value
Fund. The Tamarack Value Fund was managed by Voyageur Asset Management Inc. and had the same investment objectives and similar strategies as the Fund. As a result of the reorganization, holders of the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund received Original Class shares of the Fund.

     The performance information shown in the bar chart below is for the Tamarack Value Fund's Class S shares. Original Class shares are not offered in this Prospectus. Prior to the date of this Prospectus, Institutional Class shares were not offered to investors. The performance of the Institutional Class shares will differ from that shown for the Original Class shares to the extent that the Classes do not have the same expenses or inception dates.

     The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

CALENDAR YEAR TOTAL RETURNS

1998            6.07%
1999            1.09%
2000            9.06%
2001           (3.16%)
2002          (14.47%)
2003           24.95%
2004           16.34%
2005            1.29%
2006           15.28%
2007            3.31%

Best quarter:      Q2     2003      15.81%
Worst quarter:     Q3     1998     (17.78)%

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2007)1<F38>

                                                                       Since
                                        One      Five       Ten      Inception
                                        Year     Years     Years     (9/30/84)
                                        ----     -----     -----     ---------
HENNESSY SELECT LARGE
  VALUE FUND

   Return Before Taxes                  3.31%    11.88%    5.44%       11.77%

   Return After Taxes
     on Distributions2<F39>            (2.07)%    9.38%    3.52%       10.02%

   Return After Taxes
     on Distributions
     and Sale of Shares2<F39>           9.25%    10.18%    4.16%        9.97%

RUSSELL 1000
  VALUE INDEX3<F40>,4<F41>             (0.17)%   14.63%    7.68%       13.24%

1<F38> The performance in the bar chart and table for the period from September 30, 1984 to April 19, 2004 reflects the performance of Babson Value Fund, the predecessor to Tamarack Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).
2<F39> The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.
3<F40> The Russell 1000 Value Index is an unmanaged index commonly used to measure the performance of large cap U.S. stocks.
4<F41>    Reflects  no  deduction  for  fees,  expenses  or  taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load)
  imposed on purchases                                               None
Maximum deferred sales charge (load)                                 None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                          None
Redemption fee1<F42>                                                 None
Exchange fee                                                         None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                     0.85%
Distribution and Service (12b-1) Fees                                None
Other Expenses                                                      0.34%2<F43>
                                                                    -----
Total Annual Fund Operating Expenses                                1.19%
Expense Reimbursement                                              (0.21)%3<F44>
                                                                    -----
Net Expenses                                                        0.98%
                                                                    -----
                                                                    -----

1<F42> The transfer agent charges a fee of $15.00 for each wire redemption. 2<F43> Other expenses are based on estimated amounts for the current fiscal year.
3<F44> The Manager has agreed to contractually waive its advisory fee to the extent necessary to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in Institutional Class shares of this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY SELECT LARGE VALUE FUND

INSTITUTIONAL CLASS

          One Year     Three Years     Five Years     Ten Years
            $100          $357            $634         $1,425

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. (the "Manager") is the investment manager of the Hennessy Select Large Value Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.

SUB-ADVISOR

The Manager has delegated the day-to-day management of the Funds to a sub-advisor, Voyageur Asset Management Inc. (the "Sub-Advisor"). The Sub-Advisor is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is an indirect wholly-owned subsidiary of Royal Bank of Canada. The Sub-Advisor has been registered with the Securities and Exchange Commission as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986. The Sub-Advisor maintains its offices at 100 South Fifth St., Suite 2300, Minneapolis, Minnesota 55402.

PORTFOLIO MANAGERS

Bruce W. Kaser and Stuart (Sam) A. Lippe are co-portfolio managers of the Fund and are equally responsible for the day-to-day management of the portfolio of the Fund. Mr. Kaser has been a senior portfolio manager at the Sub-Advisor since 2007, and was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007. Mr. Lippe has been a senior portfolio manager at the Sub-Advisor since 2007, and was Senior Large Cap Value Portfolio Manager at Freedom Capital Management from 2000 to 2007.

     The Statement of Additional Information for the Hennessy Select Large Value Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Hennessy Select Large Value Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.85%. As noted above, the Manager has agreed to contractually waive its advisory fee to the extent necessary to insure that "Net Expenses" for the Institutional Class shares of the Fund do not exceed 0.98% of the average daily net assets. The Manager pays sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager and the Sub-Advisor will be available in the annual report of the Hennessy Funds to shareholders for the most recent period ended October 31.

SHAREHOLDER SERVICING AGREEMENT

The Fund offers two Classes of shares, Original and Institutional. The two Classes, which represent interests in the same portfolio of investments and have the same rights, differ primarily in the expenses to which they are subject and required investment minimums. Original Class shares are subject to a monthly servicing fee paid to the Manager at an annual rate of 0.10% of the average daily net assets of the Fund. The Institutional Class shares are not subject to any servicing fees.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Manager may pay additional compensation (at its own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payments it receives. Notwithstanding the payments described above, the Manager is prohibited from considering a broker-dealer's sale of Fund shares in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

              FOR QUESTIONS PLEASE CALL

              THE HENNESSY FUNDS
              1-800-966-4354 or
              1-415-899-1555
              10 A.M. - 7 P.M. Eastern Time
              7 A.M. - 4 P.M. Pacific Time

              US BANK, TRANSFER AGENT FOR THE FUNDS
              1-800-261-6950 or
              1-414-765-4124
              9 A.M. - 8 P.M. Eastern Time
              6 A.M. - 5 P.M. Pacific Time

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

INSTITUTIONAL SHARES AND ACCOUNT MINIMUM INVESTMENTS

Institutional Class shares are available only to shareholders who invest directly in the Fund or who invest through a broker-dealer, financial institution or servicing agent that does not receive a distribution or servicing fee from the Fund or the Manager. There is also a higher minimum initial investment requirement for Institutional Class shares, as described below. If you qualify as a purchaser of Institutional Class shares, but your account is invested in Original Class shares, you may convert your Original Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

     The minimum initial investment in Institutional Class shares of the Fund is $250,000. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan. The Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders. For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount. The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

MARKET TIMING POLICY

Frequent purchases and redemptions of a Fund's shares by a shareholder may harm other shareholders of that Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Directors/Trustees discourages frequent purchases and redemptions of shares of the Fund by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     The Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund. In considering a shareholder's trading activity, the Fund may consider, among other factors, the shareholder's trading history both directly and, if known, through financial intermediaries, in any of the Hennessy Funds. If frequent trading or market timing is detected, the Fund, based on its assessment of the severity of the market timing, shall take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account's ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

     Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

TELEPHONE PRIVILEGES

The Hennessy Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check or wire. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:         FOR OVERNIGHT DELIVERY:
Hennessy Funds                     Hennessy Funds
c/o U.S. Bancorp Fund Services     c/o U.S. Bancorp Fund Services
P.O. Box 701                       615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701           Milwaukee, WI 53202-5207

     The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, prior to wiring funds, you should be sure to notify the Transfer Agent. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired for Institutional Class shares of the Fund. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.       Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.     Account Number: 112-952-137
Milwaukee, WI 53202       Further Credit: Mutual fund name, shareholder
ABA# 075000022            name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw amounts of $100 or more.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account

     o     Traditional IRA

     o     Roth IRA

     o     SEP-IRA for sole proprietors, partnerships and corporations

     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The annual IRA maintenance fee is $15 (capped at $30 per social security number). The fee for a transfer, distribution or recharacterization of an IRA is $25 per transaction. Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Institutional Class shares of the Fund or the dollar value of Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to the bank account that you have designated on your Account Application. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 days;

     o The redemption proceeds are to be sent to a person, address or bank account not on record;

     o     IRA transfer;

     o     When establishing or modifying certain services on the account; and

     o     Account ownership is changed.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining balance for a partial redemption, and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 days to make additional investments so that your account balance is $250,000 or more. If you do not, the Fund may convert your Institutional Class shares into Original Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Original Class shares. Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges. Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

HOW TO EXCHANGE SHARES

You may exchange Institutional Class shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that Fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind the minimum investment of $2,500 for Original Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

     You may also exchange Institutional Class shares of any Hennessy Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Fund reserves the right to reject any exchange order. The Fund may modify or terminate the exchange privilege upon written notice to shareholders. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

The Fund's Original Class shares may be redeemed through the Systematic Cash Withdrawal Program. The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Fund's costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

FINANCIAL HIGHLIGHTS

Information is not provided for the Institutional Class shares offered in this Prospectus because the public offering of these shares had not commenced as of the date of this Prospectus.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

           and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOL, CUSIP AND
SEC FUND IDENTIFIERS

The Institutional Class shares of the Hennessy Select Large Value Fund have the following fund symbol, cusip and SEC fund identifiers:

                                                             SEC FUND IDENTIFIER
                                                             -------------------
FUND                                 SYMBOL      CUSIP       SERIES      CLASS
----                                 ------      -----       ------      -----
Hennessy Select Large Value Fund
Institutional Class                  ______      42588P601   ________    _______

                            Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY SELECT LARGE VALUE FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                             (HENNESSY FUNDS LOGO)

                             WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                  PLEASE CALL
                               THE HENNESSY FUNDS

                                1-800-966-4354 or
                                1-415-899-1555

HENNESSY SELECT LARGE
VALUE FUND
INSTITUTIONAL CLASS SHARES

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING
AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

HENNESSY FUNDS TRUST                      Hennessy Cornerstone Large Growth Fund
7250 Redwood Blvd.                        (f/k/a Hennessy Large Cap Growth Fund)
Suite 200
Novato, California  94945
Telephone:      1-800-966-4354
                1-415-899-1555

                       STATEMENT OF ADDITIONAL INFORMATION
                          DATED ____________ ____, 2009


This Statement of Additional Information (this "SAI") is not a prospectus and should be read in conjunction with the current Prospectus of the Hennessy Cornerstone Large Growth Fund (the "Fund") for the Original Class shares and for the Institutional Class shares (collectively, "Fund Prospectus"), each dated _________ ____, 2009. A copy of the Fund Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above.

The financial statements and related reports of the independent registered public accounting firm in the Annual Report of the Tamarack Large Cap Growth Fund for the Tamarack Large Cap Growth Fund's most recent fiscal year will be incorporated by reference into this SAI by a later amendment. A copy of the Annual Report may be obtained, without charge, by calling the toll-free telephone number shown above.

                                TABLE OF CONTENTS


FUND HISTORY AND CLASSIFICATION................................................3
INVESTMENT RESTRICTIONS........................................................3
INVESTMENT CONSIDERATIONS......................................................3
TRUSTEES AND OFFICERS..........................................................8
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................14
MANAGEMENT OF THE FUND........................................................14
PORTFOLIO TRANSACTIONS........................................................19
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................21
VALUATION OF SHARES...........................................................22
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES..........................22
DESCRIPTION OF SECURITIES RATINGS.............................................23
ANTI-MONEY LAUNDERING PROGRAM.................................................25
OTHER INFORMATION.............................................................25

                         FUND HISTORY AND CLASSIFICATION

                  The Hennessy Cornerstone Large Growth Fund (formerly known as the Hennessy Large Cap Growth Fund) is organized as a separate investment portfolio or series of Hennessy Funds Trust ("HFT"), a Delaware statutory trust, that was organized on September 17, 1992. Prior to July 1, 2005, HFT was known as "The Henlopen Fund." HFT is an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act"). The Fund is a diversified portfolio.


                  The Fund is the successor to the Tamarack Large Cap Growth Fund pursuant to a reorganization that took place on or about __________, 2009. Prior to that date, the Fund had no investment operations. The Tamarack Large Cap Growth Fund was managed by Voyageur Asset Management Inc. The performance of the Tamarack Large Cap Growth Fund is not relevant to investors because the Tamarack Large Cap Growth Fund did not utilize the investment formula utilized by the Fund during that time period. As a result of the reorganization, holders of the Class A, Class C, Class I, Class R and Class S shares of the Tamarack Large Cap Growth Fund received Original Class shares of the Hennessy Cornerstone Large Growth Fund.


                             INVESTMENT RESTRICTIONS

                  Except for policies identified as "fundamental" in this SAI, the Trustees may change the investment objective and policies of the Fund without shareholder approval. Any such changes may result in the Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. The Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

                  FUNDAMENTAL POLICIES. The investment restrictions set forth below are fundamental policies of the Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund's shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund's outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply only at the time an investment is made. A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

                  (1) The Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund's investment in such industry to equal or exceed 25% of the Fund's total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), certificates of deposit and bankers' acceptances.

                  (2) The Fund will not purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund's total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Fund may be invested without regard to this restriction.

                  (3) The Fund will not purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that the Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

                  (4) The Fund will not purchase commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options.

                  (5) The Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended ("1933 Act"), in selling portfolio securities.

                  (6) The Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

                  (7) Except as otherwise set forth below, the Fund will not make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers' acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan. The Fund may enter into repurchase agreements and may make loans of Fund securities, provided that entering into repurchase agreements and lending of Fund securities may be made only in accordance with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

                  (8) The Fund will not borrow money or issue senior securities, except that the Fund may borrow an amount up to 33-1/3% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Fund.

                  OTHER INVESTMENT RESTRICTIONS. The following investment restrictions (or operating policies) may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

                  (1) The Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities. "Illiquid securities" are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in "MANAGEMENT OF THE FUND," below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

                  (2) In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund's name. If the Trust's Board of Trustees determines to change this non-fundamental policy for the Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type: "Important Notice Regarding Change in Investment Policy." If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

                  (3) The Fund will not purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

                  (4) The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee/director of the Hennessy Funds (as defined in "TRUSTEES AND OFFICERS" below) or an officer, director or other affiliated person of the Manager.

                  (5) The Fund will not make investments for the purpose of exercising control or management of any company.

                  (6) The Fund will not make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

                  (7) The Fund will not write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

                            INVESTMENT CONSIDERATIONS

                  The Fund Prospectus describes the principal investment strategies and risks of the Fund. This section expands upon that discussion and also describes non-principal investment strategies and risks of the Fund.

                  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

                  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of securities of the Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Trustees.

                  REPURCHASE AGREEMENTS. The Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the "underlying security") from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund's approved list. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund's Board of Trustees. The Manager will review and monitor the creditworthiness of those institutions under the Board's general supervision.

                  At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights.

                  LENDING OF FUND SECURITIES. In accordance with applicable law, the Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loan at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

                  CASH AND SHORT-TERM SECURITIES. The Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund's investment strategy, or to pay expenses or meet redemption requests. The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

                  Short-term securities in which the Fund may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), U.S. Government Securities, repurchase agreements involving such securities and shares of money market mutual funds. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  With respect to money market mutual funds, in addition to the advisory fees and other expenses the Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

                  The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of the Fund's total assets at any time.

                  BORROWING. The Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The Fund may borrow for such purposes in an amount up to 33% of its total assets. The borrowing policy is a fundamental policy of the Fund, which cannot be changed with respect to the Fund without shareholder approval as described in "INVESTMENT RESTRICTIONS" above.

                              TRUSTEES AND OFFICERS

                  The business and affairs of the Fund are managed by the Officers of HFT under the direction of HFT's Board of Trustees. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of HFT are set forth in the tables that follow. The following funds, along with the Fund (collectively, the "Hennessy Funds"), comprise the fund complex: (1) the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Value Fund, each of which is organized as separate investment portfolio or series of Hennessy Mutual Funds, Inc., a Maryland corporation; (2) the Hennessy Cornerstone Growth Fund, Series II and the Hennessy Select Large Value Fund (as of the date of this SAI the Hennessy Select Large Value Fund had not commenced operations), each of which is organized as a separate investment portfolio or series of HFT; and (3) the Hennessy Total Return Fund and the Hennessy Balanced Fund, each of which is organized as a separate investment portfolio or series of Hennessy Funds, Inc., a Maryland corporation.

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the Fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address, and Age      with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
----------------------       -------------     -----------         -------------------             ----------         --------------
Disinterested Trustees (as defined below)

J. Dennis DeSousa           Trustee           Indefinite, until   Currently a real estate               8               None.
Age: 70                                       successor elected   investor.
Address:
c/o Hennessy Advisors, Inc.                   Served since
7250 Redwood Blvd.                            January 1996 HMFI
Suite 200                                     and HFI; and since
Novato, CA  94945                             July 2005 HFT

Robert T. Doyle             Trustee           Indefinite, until   Currently the Sheriff                 8               None.
Age:  60                                      successor elected   of Marin County, California
Address:                                                          (since 1996) and has been
c/o Hennessy Advisors, Inc.                   Served since        employed  in the Marin
7250 Redwood Blvd.                            January 1996 HMFI   County Sheriff's Office in
Suite 200                                     and HFI; and since  various capacities since 1969.
Novato, CA  94945                             July 2005 HFT

Gerald P. Richardson        Trustee           Indefinite, until   Chief Executive Officer and           8               None.
Age:  62                                      successor elected   owner of ORBIS Payment Services
Address:                                                          since January 2001.  In 2000,
c/o Hennessy Advisors, Inc.                   Served since May    Mr. Richardson was an
7250 Redwood Blvd.                            2004 HMFI and HFI;  independent  consultant.
Suite 200                                     and since July
Novato, CA  94945                             2005 HFT

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address, and Age      with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
----------------------      -------------     -----------         -------------------             ----------         ---------------
"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy(1)         Trustee and       Trustee:            President, Chairman, CEO and          8               Director of
Age:  52                    Chairman of the   Indefinite, until   Portfolio Manager of Hennessy                         Hennessy
Address:                    Board             successor elected   Advisors, Inc., the Hennessy                          Advisors,
c/o Hennessy Advisors, Inc.                                       Funds' investment adviser,                            Inc.
7250 Redwood Blvd.                            Served since        since 1989; President of HMFI
Suite 200                                     January 1996 HMFI   and HFI from 1996 through June
Novato, CA  94945                             and HFI; and since  2008, and President of HFT from
                                              July 2005 HFT       2005 through June 2008.

                                              Officer:
                                              1 year term

                                              Served since
                                              June 2008 HMFI,
                                              HFI and HFT

Kevin A. Rowell (1)         President         1 year term         Mr. Rowell was President of           N/A             None.
Age:  48                                                          Pioneer Funds Distributor from
Address:                                      Since June 2008     January 2006 to July 2007; from
c/o Hennessy Advisors, Inc.                   HMFI, HFI and       April 2004 through November 2005.
7250 Redwood Blvd.                            HFT                 Mr. Rowell was Executive Vice
Suite 200                                                         President at Charles Schwab & Co.,
Novato, CA  94945                                                 Inc.; and from September 2002
                                                                  through April 2004 was President
                                                                  SAFECO Mutual Funds.

Frank Ingarra, Jr. (1)      Assistant         1 year term         Assistant Portfolio Manager for       N/A             None.
Age:  37                    Portfolio                             Hennessy Advisors, Inc., the
Address:                    Manager and       Since August 2002   Hennessy Funds' investment
c/o Hennessy Advisors, Inc. Vice President    HMFI and HFI; and   adviser, from March 2002 to the
7250 Redwood Blvd.                            since July 2005     present; from August 2000
Suite 200                                     HFT                 through March 2002, Mr. Ingarra
Novato, CA  94945                                                 was the Head Trader for Hennessy
                                                                  Advisors, Inc.; and from August
                                                                  2002 to the present, Mr. Ingarra
                                                                  has been a Vice President of the
                                                                  Hennessy Funds.

---------------
(1) All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address, and Age      with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
----------------------      -------------     -----------         -------------------             ----------         ---------------
Interested Persons

Harry F. Thomas(1)          Vice President,   1 year term         Vice President, Chief Compliance      N/A             None.
Age:  61                    Chief Compliance                      Officer for Hennessy Advisors,
Address:                    Officer           Since September     Inc., the Hennessy Funds'
c/o Hennessy Advisors, Inc.                   2004 HMFI and       investment adviser, since 2004;
7250 Redwood Blvd.                            HFI; and since July retired business executive from
Suite 200                                     2005 HFT            2001 through 2004; and trustee/
Novato, CA  94945                                                 director of the Hennessy Funds from
                                                                  2000 to May 2004.

Ana Miner(1)                Vice President    1 year term         Has been employed by Hennessy         N/A             None.
Age:  50                    of Operations                         Advisors, Inc., the Hennessy
Address:                                      Since March 2000    Funds' investment adviser,
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   since 1998.
7250 Redwood Blvd.                            since July 2005
Suite 200                                     HFT
Novato, CA  94945

Teresa M. Nilsen(1)         Executive Vice    1 year term         Currently Executive Vice              N/A             Director of
Age:  42                    President and                         President, Chief Financial                            Hennessy
Address:                    Treasurer         Since January 1996  Officer and Secretary of                              Advisors,
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   Hennessy Advisors, Inc., the                          Inc.
7250 Redwood Blvd.                            since July 2005     Hennessy Funds' investment
Suite 200                                     HFT                 adviser; Ms. Nilsen has been the
Novato, CA  94945                                                 corporate secretary and a
                                                                  financial officer of Hennessy
                                                                  Advisors, Inc. since 1989; Ms.
                                                                  Nilsen has been an officer of
                                                                  the Hennessy Funds since 1996,
                                                                  currently she is Executive Vice
                                                                  President and Treasurer.


Daniel B. Steadman(1)       Executive Vice    1 year term         Executive Vice President of           N/A             Director of
Age:  52                    President and                         Hennessy Advisors, Inc., the                          Hennessy
Address:                    Secretary         Since March 2000    Hennessy Funds' investment                            Advisors,
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   adviser, from 2000 to the                             Inc.
7250 Redwood Blvd.                            since July 2005     present; Mr. Steadman has been
Suite 200                                     HFT                 Executive Vice President and
Novato, CA  94945                                                 Secretary of the Hennessy Funds
                                                                  since 2000.


---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
                            with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
                            -------------     -----------         -------------------             ----------         ---------------

Tania A. Kelley(1)          Vice President    1 year term         Has been employed by Hennessy         N/A             None.
Age: 43                     of Marketing                          Advisors, Inc., the Hennessy
Address:                                      Since October       Funds' investment adviser, since
c/o Hennessy Advisors, Inc.                   2003 HFMI and HFI;  October 2003; Director of Sales
7250 Redwood Blvd.                            and since July      and Marketing for ATT/Comcast from
Suite 200                                     2005 HFT            2000 through 2003.
Novato, CA  94945

Brian Peery(1)              Vice President,   1 year term         Has been employed by Hennessy         N/A             None.
Age: 39                     Director of                           Advisors, Inc., the Hennessy
Address:                    Research          Since March 2003    Funds' investment adviser, since
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   June 2002; Vice President of
7250 Redwood Blvd.                            since July 2005     Institutional Sales and Senior
Suite 200                                     HFT                 Analyst with Brad Peery Inc.
Novato, CA  94945                                                 from June 2000 to June 2002;
                                                                  from 1996 to 2002, Mr. Peery
                                                                  worked for Haywood Securities
                                                                  where has was a Vice President.










---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

                  Pursuant to the terms of the Management Agreement (as defined below) with HFT, the Manager, on behalf of the Fund, pays the compensation of all Officers and Trustees who are affiliated persons of the Manager.

                  The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Fund's internal controls and to review certain other matters relating to the Fund's independent registered public accounting firm and financial records. The Audit Committee met once during the fiscal year ended October 31, 2007. This information will be updated to reflect the meetings held for the fiscal year ended October 31, 2008 by amendment.

                  HFT pays Trustees who are not interested persons of the Fund (each, a "Disinterested Trustee") a $750 fee for each meeting of the Board of Trustees attended. HFT may also reimburse Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees.

                  The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2007. This table will be updated to reflect the compensation paid for the fiscal year ended October 31, 2008 by amendment.


                               COMPENSATION TABLE


                                                      Pension or                               Total
                                                      Retirement          Estimated         Compensation
                                Aggregate          Benefits Accrued        Annual           from HFT and
     Name                      Compensation           as Part of        Benefits Upon     Fund Complex (1)
   of Person                     from HFT           Fund Expenses        Retirement       Paid to Trustees
   ---------                     --------           -------------        ----------       ----------------


"Disinterested Trustees"

J. Dennis DeSousa               $ 3,000                  $0               $0                $ 16,000

Robert T. Doyle                 $ 3,000                  $0               $0                $ 16,000

Gerald P. Richardson            $ 3,000                  $0               $0                $ 16,000

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                   $0                    $0               $0                      $0


------------------------------------


(1) The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Select Large Value Fund (as of the date of this SAI the Hennessy Select Large Value Fund had not commenced operations) are the only funds in the fund complex.

                  Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from HFT for acting as a Trustee or Officer.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

                  As of the date of this SAI, the Officers and Trustees of the Fund as a group (12 persons) did not own any shares of the Fund.

                  The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund as of June 30, 2008. This table will be updated to reflect ownership as of December 31, 2008 by amendment.



                                                                              Aggregate Dollar Range of Equity Securities
                                                                                in all Registered Investment Companies
       Name of                                                                         Overseen by Trustee in
       Trustee               Dollar Range of Equity Securities in the Fund        Family of Investment Companies(1)
       -------               ---------------------------------------------        ---------------------------------

Disinterested Trustees

J. Dennis DeSousa                               None                                       Over $100,000

Robert T. Doyle                                 None                                       $10,001-50,000

Gerald P. Richardson                            None                                       Over $100,000

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                                None                                       Over $100,000

------------------------------

(1) The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund are the Hennessy Select Large Value Fund (as of the date of this SAI the Hennessy Select Large Value Fund had not commenced operations) are the only funds in the fund complex.

                  None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

                  As of December 31, 2007, the following shareholders owned more than 5% of the outstanding voting securities of the Tamarack Large Cap Growth Fund (the shares indicated are held of record). This information will be updated to reflect ownership as of the most recent practicable date by amendment.

Class A

  Name & Address                                        Shares Owned       %

  BYSIS RETIREMENT SERVICES FBO                          141,645.34       38.99%
  WALKER-ROSS PRINTING CO INC 401
  DENVER CO

  RBC DAIN RAUSCHER CUSTODIAN                             34,704.23        9.38%
  GLORIA H. CREEKMORE
  INDIVIDUAL RETIREMENT ACCOUNT
  NASHVILLE NC

  FIRST CLEARING LLC                                      20,036.70        5.52%
  DIANA O DRUSEDUM
  DOYLESTOWN PA


Class C

  Name & Address                                        Shares Owned       %

  RBC DAIN RAUSCHER CUSTODIAN                              2,273.19       71.26%
  JAMES PAUSE
  INDIVIDUAL RETIREMENT ACCOUNT
  PLYMOUTH MN

  TAMARACK DISTRIBUTORS INC                                  316.14        9.91%
  ATTN CRAIG WASYLKIW
  MINNEAPOLIS MN

  RBC DAIN RAUSCHER INC FBO                                  233.57        7.32%
  WENDY KAPLAN CUST
  CHLOE HAACK
  EVANSTON IL
Class I

  Name & Address                                         Shares Owned      %

  DAIN RAUSCHER INC FBO                                   13,977.72       17.93%
  STEVEN A RUSNAK AND DEBORAH R FISHMAN RUSNAK
  SKOKIE IL

  RBC DAIN RAUSCHER FBO                                   10,772.73       13.82%
  NANCY W ESTES
  ZEBULON NC

  RBC DAIN RAUSCHER CUSTODIAN                              6,602.31        8.47%
  LEON M WILLIAMS JR
  ROTH IRA
  GREENSBORO NC

  RBC DAIN RASUCHER INC FBO                                5,688.15        7.30%
  BENJAMIN A FOREMAN
  CARY NC

  NFS LLC FEBO                                             5,007.50        6.42%
  EVELYN B WEIBEL TTEE
  EVELYN B WEIBEL TRUST
  EVANSTON IL

  KIMBERLY W AMERSON                                       4,825.88        6.19%
  ROANOKE RAPID NC

  STATE STREET BANK & TRUST CUST                           4,614.79        5.92%
  LESLIE H GARNER JR
  MOUNT VERNON IA

  TRUDY F MORTON                                           4,491.33        5.76%
  WILMINGTON NC

  STATE STREET BANK & TRUST CUST                           4,058.93        5.21%
  JANE W HASTINGS
  RALEIGH NC

Class R

  Name & Address                                         Shares Owned      %

  BISYS RETIREMENT SERVICES FBO                              603.50       65.43%
  SANFORD PEDIATRICS 401 K PLAN
  DENVER CO

  TAMARACK DISTRIBUTORS INC                                  316.33       34.30%
  ATTN CRAIG WASYLKIW
  MINNEAPOLIS MN


                             MANAGEMENT OF THE FUND

                  THE MANAGER. The investment adviser to the Fund is Hennessy Advisors, Inc. (the "Manager"). The Manager acts as the investment manager of the Fund pursuant to a management agreement with HFT (the "Management Agreement"). The Manager furnishes continuous investment advisory services and management to the Fund. The Manager is controlled by Neil J. Hennessy, who currently owns 35.6% of the outstanding voting securities of the Manager.

                  Under the Management Agreement, the Manager is entitled to an investment advisory fee, computed daily and payable monthly, at the annual rate of 0.74% of the Fund's average daily net assets.

                  Pursuant to the Management Agreement, the Manager is responsible for investment management of the Fund's portfolio, subject to general oversight by the Board of Trustees, and provides the Fund with office space. In addition, the Manager is obligated to keep certain books and records of the Fund. In connection therewith, the Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund's custodian, administrator or transfer agent.

                  Under the terms of the Management Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of the Fund not readily identifiable as belonging to the Fund are allocated among the Hennessy Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to, the following (or the Fund's allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the shares of the Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees' and officers' insurance and fidelity bonds;
(viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing the Fund's return.

                  Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by HFT with respect to the Fund or by the Manager upon 60 days' prior written notice.


                  The Manager has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses of the shares, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund's shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 1.30% for Original Class shares (until January 2010) and 0.98% for Institutional Class shares. As of the date hereof, no such state law provision was applicable to the Fund. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess. In such a situation the monthly payment of the Manager's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager's fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed the Fund for excess expenses, the Fund's expenses, as a percentage of the Fund's average net assets, are less than the applicable expense ratio limit, the Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund's expense ratio shall not exceed the applicable limit.


                  The Fund is newly organized and as of the date of this SAI has not paid any fees to the Manager pursuant to the Management Agreement.

                  The Fund has entered into a Servicing Agreement with the Manager (the "Servicing Agreement"). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Fund consisting of:

         o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

         o assisting shareholders in processing exchange and redemption requests;

         o assisting shareholders in changing dividend options, account designations and addresses;

         o      responding generally to questions of shareholders; and

         o      providing such other similar services as the Fund may request.

                  For such services, the Fund pays an annual fee to the Manager equal to 0.10% of its average daily net assets. The Institutional Class shares of the Fund are not subject to the Servicing Agreement fees. The Fund is newly organized and as of the date of this SAI had not paid any fees to the Manager pursuant to the Servicing Agreement.

                  The Servicing Agreement may be terminated by either party upon sixty days' written notice to the other party, and will be terminated if its continuance is not approved at least annually by a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party.


                  THE PORTFOLIO MANAGERS. The Manager is the sole investment adviser to the Fund. The co-portfolio managers to the Fund may have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of September 30, 2007 for Neil Hennessy. This information will be updated to reflect accounts as of September 30, 2008 by amendment.


                            Number of Other Accounts Managed and Total Assets      Number of Accounts and Total Assets for Which
                                             by Account Type                             Advisory Fee is Performance-Based
                                             ---------------                             ---------------------------------
                            Registered         Other Pooled                     Registered      Other Pooled
                            Investment         Investment       Other           Investment      Investment          Other
                            Companies          Vehicles         Accounts        Companies       Vehicles            Accounts
                            ---------          --------         --------        ---------       --------            --------
Name of Portfolio Manager
-------------------------

Neil J. Hennessy                    6                 1               0               0                 0                  0

                              $1.72 billion      $2 million          $ 0             $ 0               $ 0                $ 0

Frang Ingarra, Jr.                  __                __              0               0                 0                  0

                                    __                __             $ 0             $ 0               $ 0                $ 0

                  The portfolio managers are often responsible for managing other accounts. The Manager typically assigns accounts with similar investment strategies to the portfolio managers to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio managers (for example, cross trades between the Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between the Hennessy Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.


                  The portfolio manager is compensated in various forms. The following table outlines the forms of compensation paid to the portfolio manager as of September 30, 2008. This table will be updated for information for Mr. Ingarra by amendment.


                                                             Method Used to Determine Compensation  (Including Any
Form of Compensation            Source of Compensation       Differences in Method Between Account Types)
--------------------            ----------------------       --------------------------------------------
Salary                          Hennessy Advisors, Inc.      The board of directors of Hennessy Advisors, Inc.
                                                             determines Neil J. Hennessy's salary on an annual basis,
                                                             and it is a fixed amount throughout the year. It is not
                                                             based on the performance of the Fund or on the value of
                                                             the assets held in the Fund's portfolios.

Performance Bonus               Hennessy Advisors, Inc.      The board of directors grants to Neil J. Hennessy an
                                                             annual performance bonus equal to 10% of the pre-tax
                                                             profit of Hennessy Advisors, Inc., as computed for
                                                             financial reporting purposes in accordance with
                                                             generally accepted accounting principles.

                  As of October 31, 2008, the portfolio managers did not own any shares of the Fund.

                  THE ADMINISTRATOR. U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with HFT (the "Administration Agreement"). The Administration Agreement provides that the Administrator will furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings);
(ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Fund's other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Fund; and (vi) administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of the Fund. The salaries and other expenses of providing such personnel are borne by the Administrator. Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

                  For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Hennessy Funds an annual fee, payable monthly, based on the average daily net assets of all of the funds in the fund complex, which includes the Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations). The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to the Trust.

                  The Fund is newly organized and as of the date of this SAI had not paid any fees to the Administrator, the Transfer Agent or the Custodian.

                  ACCOUNTING SERVICES AGREEMENT. The Administrator also provides fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement with HFT (the "Fund Accounting Servicing Agreement"). For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."

                  TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a Transfer Agent Agreement with HFT (the "Transfer Agent Agreement"). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Fund.

                  U.S. Bank, National Association (the "Custodian"), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Fund pursuant to a Custodian Agreement with HFT (the "Custodian Agreement"). The Custodian and the Administrator are affiliates of each other. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Fund's accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

                  THE DISTRIBUTOR. Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Fund pursuant to a Distribution Agreement with HFT (the "Distribution Agreement"). The Distributor and the Administrator are affiliates of each other. Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT, distribution-related services to the Fund in connection with the continuous offering of the Fund's shares.

                  CODE OF ETHICS. HFT and the Manager have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund (subject to certain limitations). This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

                  PROXY VOTING POLICY. When the Fund votes proxies relating to securities that it owns, the Fund generally follows the so-called "Wall Street Rule" (namely, the Fund votes as management recommends or instructs the Manager to sell the stock prior to the meeting). The Fund believes that following the "Wall Street Rule" is consistent with the economic best interests of its shareholders. Further, the Fund invests pursuant to an investment formula and as such proxy issues do not factor into the investment formula. Information on how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the Fund's website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Trustees, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Fund. As a general matter, in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager's best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. If the Fund invests in securities traded in the over-the-counter markets, it may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

                  The Manager may select broker-dealers that provide it with research services and may cause the Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement. The Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

                  Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

                  The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any brokerage commissions.

                  PORTFOLIO TURNOVER. The Fund will generally hold securities for approximately one year irrespective of investment performance. Securities held less than one year may be sold to fund redemption requests. For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager will adjust the Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for the Fund to purchase or sell securities.

                  High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "VALUATION OF SHARES" and "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" below.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  POLICY. The Board of Trustees of the Fund has adopted the following policies regarding the disclosure of the portfolio holdings of the
Fund:

                  The portfolio holdings information of the Fund are not released to individual investors, institutional investors, intermediaries that distribute the Fund's shares, rating and ranking organizations, or affiliated persons of the Fund or non-regulatory agencies except that:

                  (1) The Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor's, and Bloomberg. The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund. The holdings information released to such services will be as of the last day of the quarter. This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

                  (2) By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of HFT (all third-party service providers) and the Manager will have daily regular access to the portfolio holdings information of the Fund. The Transfer Agent will not release the portfolio holdings information of the Fund to anyone without the written authorization of an officer of HFT.

                  (3) For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of the Fund. The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

                  (4) The Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

                  (5) An officer of HFT may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

                  (6) On the 4th business day following each calendar quarter-end the Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund's portfolio. This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund's web site, or in other forms as requested by the public.

                  (7) The Chief Compliance Officer of the Fund may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of the Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Trustees.

                  Under no circumstances shall the Fund, the Manager or any officers, trustees or employees of the Fund or the Manager receive any compensation for the disclosure of portfolio holdings information.

                  The above policies may not be modified without approval of the Board of Trustees.

                  PROCEDURE. Each year, the Fund sends a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Fund. The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  You may purchase and redeem shares of the Fund on each day that the New York Stock Exchange, Inc. ("NYSE") is open for trading ("Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also be closed on national days of mourning. Purchases and redemptions of the shares of the Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.

                  The Fund may suspend redemption privileges of shares of the Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's securities at the time.

                  The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and
(iii) sending written confirmation of each transaction to the registered owner.

                  The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Trustees. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under "VALUATION OF SHARES," and investors would incur brokerage commissions in disposing of such securities. If the Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

                               VALUATION OF SHARES

                  The net asset value for the shares of the Fund normally will be determined on each day the NYSE is open for trading. The net assets of the Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. The Fund's net asset value per share is calculated separately.

                  The net asset value per share of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

              ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

                  The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. If the Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund that did not qualify as a RIC, would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. (Note that a portion of the Fund's dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from the Fund's net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

                  Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the ordinary income dividends paid by the Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

                  Redemptions and exchanges of the Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. (However, a conversion from Original Class shares to Institutional Class shares or from Institutional Class shares to Original Class shares of the Fund is not a taxable transaction.) A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is not disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

                  Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the knowledge of the Fund, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

                  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Fund may invest in commercial paper and commercial paper master notes rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

                  A-1. the highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                          ANTI-MONEY LAUNDERING PROGRAM

                  The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

                  Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

                  As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

                                OTHER INFORMATION

                  DESCRIPTION OF SHARES. The Fund's authorized capital consists of an unlimited number of shares of beneficial interest, having no par value ( "Shares"). Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of the Shares of HFT voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees. As indicated above, the Fund does not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

                  The Shares are redeemable and are transferable. All Shares issued and sold by the Fund will be fully paid and nonassessable. Fractional Shares entitle the holder of the same rights as whole Shares.

                  Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares. In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Fund in the proportion that the total net assets of the series bear to the total net assets of all series. The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Fund, the shareholders of each series would be entitled, out of the assets of the Fund available for distribution, to the assets belonging to that series.

                  The Fund offers two classes of Shares, Original Class Shares and Institutional Class Shares. The Original Class Shares and Institutional Class Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) Original Class Shares bear annual service fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in the Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Trustees may elect to have certain expenses specific to the Original Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Original Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.

                  The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

                  The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  SHAREHOLDER MEETINGS. It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. HFT's Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT's shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

                  Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                  REGISTRATION STATEMENT. This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

                  COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Hennessy Funds. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm to the Hennessy Funds.

HENNESSY FUNDS TRUST                            Hennessy Select Large Value Fund
7250 Redwood Blvd.
Suite 200
Novato, California  94945
Telephone:      1-800-966-4354
                1-415-899-1555

                       STATEMENT OF ADDITIONAL INFORMATION

                           DATED _________ ____, 2009


This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus of the Hennessy Select Large Value Fund (the "Fund") for the Original Class shares and for the Institutional Class shares (collectively, "Fund Prospectus"), each dated _________ ____, 2009. A copy of the Fund Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above.

The financial statements and related reports of the independent registered public accounting firm in the Annual Report of the Tamarack Value Fund for the Tamarack Value Fund's most recent fiscal year will be incorporated by reference into this SAI by a later amendment. A copy of the Annual Report may be obtained, without charge, by calling the toll-free telephone number shown above.

                                TABLE OF CONTENTS


FUND HISTORY AND CLASSIFICATION................................................1
INVESTMENT RESTRICTIONS........................................................1
INVESTMENT CONSIDERATIONS......................................................2
TRUSTEES AND OFFICERS.........................................................12
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................19
MANAGEMENT OF THE FUND........................................................21
PORTFOLIO TRANSACTIONS........................................................26
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................27
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................28
VALUATION OF SHARES...........................................................29
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES..........................29
DESCRIPTION OF SECURITIES RATINGS.............................................30
ANTI-MONEY LAUNDERING PROGRAM.................................................31
OTHER INFORMATION.............................................................32

                         FUND HISTORY AND CLASSIFICATION

                  The Hennessy Select Large Value Fund is organized as a separate investment portfolio or series of Hennessy Funds Trust ("HFT"), a Delaware statutory trust, that was organized on September 17, 1992. Prior to July 1, 2005, HFT was known as "The Henlopen Fund." HFT is an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act"). The Fund is a diversified portfolio.

                  The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on or about __________, 200___. Prior to that date, the Fund had no investment operations. The Tamarack Value Fund was managed by Voyageur Asset Management Inc., which now serves as the Fund's sub-advisor (the "Sub-Advisor"), and had the same investment objectives and similar strategies as the Fund. As a result of the reorganization, holders of the Class A, Class C, Class R and Class S shares of the Tamarack Value Fund received Original Class shares of the Hennessy Select Large Value Fund.

                             INVESTMENT RESTRICTIONS

                  Except for policies identified as "fundamental" in this SAI, the Trustees may change the investment objective and policies of the Fund without shareholder approval. Any such changes may result in the Fund having an investment objective and policies different from the objective and policies that you considered appropriate when you invested in the Fund. The Fund will notify you of any changes in its investment objectives or policies through a revised prospectus or other written communication.

                  FUNDAMENTAL POLICIES. The investment restrictions set forth below are fundamental policies of the Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund's shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund's outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply only at the time an investment is made. A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

                  (1) The Fund has elected to be classified as a diversified series of an open-end management investment company and will invest its assets only in a manner consistent with this classification under applicable law.

                  (2) The Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund's investment in such industry to equal or exceed 25% of the Fund's total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), certificates of deposit and bankers' acceptances.

                  (3) The Fund will not purchase or sell physical commodities or contracts relating to physical commodities, except as permitted under the Act and the rules and regulations thereunder.

                  (4) The Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended ("1933 Act"), in selling portfolio securities.

                  (5) The Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

                  (6) The Fund will not make loans, except as permitted under, or to the extent not prohibited by, the Act and the rules and regulations thereunder.

                  (7) The Fund will not borrow money or issue senior securities, except as permitted under the Act and the rules and regulations thereunder.

                  OTHER INVESTMENT RESTRICTIONS. The following investment restrictions (or operating policies) may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

                  (1) The Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities. "Illiquid securities" are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in "MANAGEMENT OF THE FUND," below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

                  (2) The Fund will not purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

                  (3) The Fund will not acquire or retain any security issued by a company, an officer or director of which is an officer or trustee/director of the Hennessy Funds (as defined in "TRUSTEES AND OFFICERS" below) or an officer, director or other affiliated person of the Manager.

                  (4) The Fund will not make investments for the purpose of exercising control or management of any company.

                            INVESTMENT CONSIDERATIONS

                  The Fund Prospectus describes the principal investment strategies and risks of the Fund. This section expands upon that discussion and also describes non-principal investment strategies and risks of the Fund.

                  SPECIAL CONSIDERATION RELATING TO DEPOSITARY RECEIPTS. As noted in the Fund Prospectus, the Fund may invest in the securities of foreign issuers, including American Depository Receipts ("ADRs"). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the investment policies of the Fund, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR evidencing ownership of common stock will be treated as common stock.

                  Such investments may involve risks which are in addition to the usual risks inherent in domestic investments. The value of the foreign investments of the Fund may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Fund's investment adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscatory taxation, currency blockage or political or social instability which could affect investments in those nations.

                  Many of the foreign securities held in the form of ADRs by the Fund are not registered with the Securities and Exchange Commission ("SEC"), nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

                  Investment income on certain foreign securities may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the U.S. and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

                  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

                  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of securities of the Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Trustees.

                  REPURCHASE AGREEMENTS. The Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the "underlying security") from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund's approved list. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund's Board of Trustees. The Manager will review and monitor the creditworthiness of those institutions under the Board's general supervision.

                  At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights.

                  LENDING OF FUND SECURITIES. In accordance with applicable law, the Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loan at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

                  CASH AND SHORT-TERM SECURITIES. The Fund may invest a portion of its assets in cash or high-quality, short-term debt obligations readily convertible into cash. Such high quality, short-term obligations include: money market securities, money market mutual funds, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by U.S. Government Securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Fund looks for suitable investment opportunities. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During these times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

                  In pursuing cash management strategies, the Fund will apply the following criteria to its investments:

         o Certificates of deposit, bankers' acceptances and other short-term obligations must be issued domestically by United States commercial banks having assets of at least $1 billion, which are members of the Federal Deposit Insurance Corporation or holding companies of such banks.

         o Commercial paper or commercial paper master notes must be rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"). If not rated by either Moody's or S&P(R), a company's commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

         o The Fund will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

                  With respect to money market mutual funds, in addition to the advisory fees and other expenses the Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

                  CONVERTIBLE SECURITIES. Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock -- i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

                  CORPORATE DEBT SECURITIES. The Fund may invest in corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the applicable rating criteria established for the Fund, or if unrated, are in the Sub-Advisor's opinion comparable in quality to corporate debt securities in which the Fund may invest. Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

                  After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, the Sub-Advisor will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or another rating agency may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Fund Prospectus and in this SAI.

                  DERIVATIVES. The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on--or "derived from"--the values of other assets, reference rates, or indexes. The Fund may invest in derivatives for hedging purposes. The Fund may invest in various types of derivatives for the purpose of risk management, seeking to reduce transaction costs, or otherwise seeking to add value to the portfolio when a derivative instrument is more favorably priced relative to the underlying security. However, there is not guarantee that a particular derivative strategy will meet these objectives. The Fund will not use derivatives solely for speculative purposes.

                  Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indexes. Derivatives include futures contracts and options on futures contracts (see discussion below), forward-commitment transactions (see discussion below on "When Issued and Delayed-Delivery Securities"), options on securities (see discussion below on "Options on Securities"), caps, floors, collars and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives are privately negotiated and entered into in the over-the-counter ("OTC") market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

                  Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                  The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Sub-Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

                  Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

                  Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

                  Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. While certain derivative transactions may be considered to constitute borrowing transactions, such derivative transactions will not be considered to constitute the issuance of a "senior security", and therefore such transactions will not be subject to the 300% continuous asset coverage requirement otherwise applicable to borrowings, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with applicable requirements.

                  Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund's interest. The Fund bears the risk that the Sub-Advisor will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Sub-Advisor attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

                  Options on Securities

                  An option is a legal contract that gives the buyer (who then becomes the holder) the right to buy, in the case of a call, or sell, in the case of a put, a specified amount of the underlying security at the option price at any time before the option expires. The buyer of a call obtains, in exchange for a premium that is paid to the seller, or "writer," of the call, the right to purchase the underlying security. The buyer of a put obtains the right to sell the underlying security to the writer of the put, likewise in exchange for a premium. Options have standardized terms, including the exercise price and expiration time; listed options are traded on national securities exchanges that provide a secondary market in which holders or writers can close out their positions by offsetting sales and purchases. The premium paid to a writer is not a down payment; it is a nonrefundable payment from a buyer to a seller for the rights conveyed by the option. A premium has two components: the intrinsic value and the time value. The intrinsic value represents the difference between the current price of the securities and the exercise price at which the securities will be sold pursuant to the terms of the option. The time value is the sum of money investors are willing to pay for the option in the hope that, at some time before expiration, it will increase in value because of a change in the price of the underlying security.

                  One risk of any put or call that is held is that the put or call is a wasting asset. If it is not sold or exercised prior to its expiration, it becomes worthless. The time value component of the premium decreases as the option approaches expiration, and the holder may lose all or a large part of the premium paid. In addition, there can be no guarantee that a liquid secondary market will exist on a given exchange, in order for an option position to be closed out. Furthermore, if trading is halted in an underlying security, the trading of options is usually halted as well. In the event that an option cannot be traded, the only alternative to the holder is to exercise the option.

                  Call Options on Securities. When the Fund writes a call, it receives a premium and agrees to sell the related investments to the purchaser of the call during the call period (usually not more than nine months) at a fixed exercise price (which may differ from the market price of the related investments) regardless of market price changes during the call period. If the call is exercised, the Fund forgoes any gain from an increase in the market price over the exercise price.

                  To terminate its obligation on a call which it has written, the Fund may purchase a call in a "closing purchase transaction." A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the price of the call purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the premium received. All call options written by the Fund must be "covered." For a call to be "covered": (a) the Fund must own the underlying security or have an absolute and immediate right to acquire that security without payment of additional cash consideration; (b) the Fund must maintain cash or liquid securities adequate to purchase the security; or (c) any combination of (a) or (b).

                  When the Fund buys a call, it pays a premium and has the right to buy the related investments from the seller of the call during the call period at a fixed exercise price. The Fund benefits only if the market price of the related investment is above the call price plus the premium paid during the call period and the call is either exercised or sold at a profit. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date, and the Fund will lose its premium payment and the right to purchase the related investment.

                  Put Options on Securities. When the Fund buys a put, it pays a premium and has the right to sell the related investment to the seller of the put during the put period (usually not more than nine months) at a fixed exercise price. Buying a protective put permits the Fund to protect itself during the put period against a decline in the value of the related investment below the exercise price by having the right to sell the investment through the exercise of the put.

                  When the Fund writes a put option it receives a premium and has the same obligations to a purchaser of such a put as are indicated above as its rights when it purchases such a put. A profit or loss will be realized depending on the amount of option transaction costs and whether the premium previously received is more or less than the put purchased in a closing purchase transaction. A profit may also be realized if the put lapses unexercised, because the Fund retains the premium received. All put options written by the Fund must be "covered." For a put to be "covered", the Fund must maintain cash or liquid securities equal to the option price.

                  Futures Contracts and Options Thereon

                  The Fund may purchase and write (sell) stock index futures contracts as a substitute for a comparable market position in the underlying securities, and may purchase put and call options and write call options on stock index futures contracts. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

                  When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing a call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

                  Some futures and options strategies tend to hedge the Fund's positions against price fluctuations, while other strategies tend to increase market exposure. The extent of the Fund's loss from an unhedged short position in futures contracts or call options on futures contracts is potentially unlimited. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will purchase or write options only on futures contracts that are traded on a United States exchange or board of trade.

                  HFT has claimed an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of the regulations under the Commodity Exchange Act promulgated by the Commodity Futures Trading Commission. Thus, HFT is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

                  When the Fund purchases or sells a futures contract, the Fund "covers" its position. To cover its position, the Fund may maintain with its custodian bank (and mark-to-market on a daily basis) cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise cover its position. If the Fund continues to engage in the described securities trading practices and so maintain cash or liquid securities, the maintained cash or liquid securities will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such maintained cash or liquid securities will assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

                  The Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (namely, an exercise price) as high or higher than the price of the futures contract, or, if the strike price of the put is less than the price of the futures contract, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments the prices of which are expected to move relatively consistently with the futures contract.

                  The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option, or, if the long position in the underlying futures contract is established at a price greater than the strike price of the written call, the Fund will maintain cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments the prices of which are expected to move relatively consistently with the call option.

                  Although the Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If trading is not possible, or the Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

                  Foreign Currency Options

                  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchange-traded options. Employing hedging strategies with options on currencies does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency should change relative to the U.S. dollar. The Fund will not speculate in options on foreign currencies.

                  There is no assurance that a liquid secondary market will exist for any particular foreign currency option or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If the Fund cannot close out an option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the sale of underlying assets.

                  Forward Foreign Currency Exchange Contracts

                  The Fund may enter into forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

                  The precise matching of the value of forward contracts and the value of the securities involved will not generally be possible since the future value of the securities in currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Projection of short-term currency movements is extremely difficult, and the successful execution of a short-term hedging strategy is uncertain. There can be no assurance that new forward contracts or offsets will always be available to the Fund.

                  Limitations on Options and Futures

                  Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other investment advisory clients of the Sub-Advisor and its affiliates. Position limits also apply to futures contracts. An exchange may order the liquidations of positions found to be in excess of these limits, and it may impose certain sanctions.

                  Special Risks of Hedging Strategies

                  Participation in the options or futures markets involves investment risks and transactions costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Sub-Advisor's prediction of movements in the securities and interest rate markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

                  WHEN ISSUED AND DELAYED-DELIVERY SECURITIES. To ensure the availability of suitable securities for its portfolio, the Fund may purchase when-issued or delayed delivery securities. When-issued transactions arise when securities are purchased by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When-issued securities represent securities that have been authorized but not yet issued. The Fund may also purchase securities on a forward commitment or delayed delivery basis. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

                  REAL ESTATE INVESTMENT TRUSTS. A real estate investment trust ("REIT") is a corporation, or a business trust that would otherwise be taxed as a corporation, which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including mortgages and other REITs) or cash and government securities, derive most of its income from rents from real property or interest on loans secured by mortgages on real property, and distribute to shareholders annually a substantial portion of its otherwise taxable income.

                  REITs are characterized as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which may include operating or finance companies, own real estate directly and the value of, and income earned by, the REITs depend upon the income of the underlying properties and the rental income they earn. Equity REITs also can realize capital gains (or losses) by selling properties that have appreciated (or depreciated) in value. Mortgage REITs can make construction, development or long-term mortgage loans and are sensitive to the credit quality of the borrower. Mortgage REITs derive their income from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. They also are subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation and the possibility of failing to qualify for tax-free status under the Code or to maintain exemption from the 1940 Act.

                  SHORT SALES. The Fund may seek to realize additional gains through short sale transactions in securities listed on one or more national securities exchanges, or in unlisted securities. Short selling involves the sale of borrowed securities. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividend or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed.

                  Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (b) otherwise cover the Fund's short position.

                  VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES. The Fund may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity longer than five years, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day or other designated maturity.

                  The Fund may also buy variable rate master demand notes. The terms of these obligations permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. The notes may or may not be backed by bank letters of credit. Because the notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. The Fund has no limitations on the type of issuer from whom the notes will be purchased. However, in connection with such purchase and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes make demand simultaneously. While master demand notes, as such, are not typically rated by rating agencies, if not so rated, the Fund may, under its minimum rating standards, invest in them only if at the time of an investment the issuer meets the Fund's criteria.

                  REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings under the 1940 Act, and as such are subject to the investment limitations discussed in the section entitled "Borrowing." Under a reverse repurchase agreement, the Fund sells portfolio securities and agrees to repurchase them at an agreed-upon future date and price. When the Fund enters into a reverse repurchase agreement, it will maintain cash or liquid securities having a value equal to or greater than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Active Income Fund may decline below the price of the securities it is obligated to repurchase.

                  BORROWING. The Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The Fund may borrow for such purposes in an amount up to 33% of its total assets. The borrowing policy is a fundamental policy of the Fund, which cannot be changed without shareholder approval as described in "INVESTMENT RESTRICTIONS" above.

                              TRUSTEES AND OFFICERS

                  The business and affairs of the Fund are managed by the Officers of HFT under the direction of HFT's Board of Trustees. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of HFT are set forth in the tables that follow. The following funds, along with the Fund (collectively, the "Hennessy Funds"), comprise the fund complex: (1) the Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Value Fund, each of which is organized as separate investment portfolio or series of Hennessy Mutual Funds, Inc., a Maryland corporation; (2) the Hennessy Cornerstone Growth Fund, Series II and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large

Growth Fund had not commenced operations), each of which is organized as a separate investment portfolio or series of HFT; and (3) the Hennessy Total Return Fund and the Hennessy Balanced Fund, each of which is organized as a separate investment portfolio or series of Hennessy Funds, Inc., a Maryland corporation.

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address, and Age      with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
----------------------      -------------     -----------         -------------------             ----------         ---------------
Disinterested Trustees (as defined below)

J. Dennis DeSousa           Trustee           Indefinite, until   Currently a real estate               8               None.
Age: 70                                       successor elected   investor.
Address:
c/o Hennessy Advisors, Inc.                   Served since
7250 Redwood Blvd.                            January 1996 HMFI
Suite 200                                     and HFI; and since
Novato, CA  94945                             July 2005 HFT

Robert T. Doyle             Trustee           Indefinite, until   Currently the Sheriff of Marin        8               None.
Age:  60                                      successor elected   County, California (since 1996)
Address:                                                          and has been employed in the
c/o Hennessy Advisors, Inc.                   Served since        Marin County Sheriff's Office
7250 Redwood Blvd.                            January 1996 HMFI   in various capacities since 1969.
Suite 200                                     and HFI; and since
Novato, CA  94945                             July 2005 HFT

Gerald P. Richardson        Trustee           Indefinite, until   Chief Executive Officer and           8               None.
Age:  62                                      successor elected   owner of ORBIS Payment Services
Address:                                                          since January 2001.  In 2000, Mr.
c/o Hennessy Advisors, Inc.                   Served since May    Richardson was an independent
7250 Redwood Blvd.                            2004 HMFI and HFI;  consultant.
Suite 200                                     and since July
Novato, CA  94945                             2005 HFT

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address, and Age      with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
----------------------      -------------     -----------         -------------------             ----------         ---------------
"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy(1)         Trustee and       Trustee:            President, Chairman, CEO and          8               Director of
Age:  52                    Chairman of the   Indefinite, until   Portfolio Manager of Hennessy                         Hennessy
Address:                    Board             successor elected   Advisors, Inc., the Hennessy                          Advisors,
c/o Hennessy Advisors, Inc.                                       Funds' investment adviser,                            Inc.
7250 Redwood Blvd.                            Served since        since 1989; President of HMFI
Suite 200                                     January 1996 HMFI   and HFI from 1996 through June
Novato, CA  94945                             and HFI; and since  2008, and President of HFT from
                                              July 2005 HFT       2005 through June 2008.

                            Officer:
                            1 year term

                                              Served since June
                                              2008 HMFI, HFI and
                              HFT

Kevin A. Rowell (1)         President         1 year term         Mr. Rowell was President of           N/A             None.
Age:  48                                                          Pioneer Funds Distributor from
Address:                                      Since June 2008     January 2006 to July 2007; from
c/o Hennessy Advisors, Inc.                   HMFI, HFI and HFT   April 2004 through November
7250 Redwood Blvd.                                                2005, Mr. Rowell was Executive
Suite 200                                                         Vice President at Charles
Novato, CA  94945                                                 Schwab & Co., Inc.; and from
                                                                  September 2002 through April
                                                                  2004 was President SAFECO Mutual
                                                                  Funds.

Frank Ingarra, Jr. (1)      Assistant         1 year term         Assistant Portfolio Manager for               N/A            None.
Age:  37                    Portfolio                             Hennessy Advisors, Inc., the
Address:                    Manager and       Since August 2002   Hennessy Funds' investment
c/o Hennessy Advisors, Inc. Vice President    HMFI and HFI; and   adviser, from March 2002 to the
7250 Redwood Blvd.                            since July 2005 HFT present; from August 2000
Suite 200                                                         through March 2002, Mr. Ingarra
Novato, CA  94945                                                 was the Head Trader for Hennessy
                                                                  Advisors, Inc.; and from August
                                                                  2002 to the present, Mr. Ingarra
                                                                  has been a Vice President of the
                                                                  Hennessy Funds.


---------------
(1) All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address, and Age      with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
----------------------      -------------     -----------         -------------------             ----------         ---------------
Interested Persons

Harry F. Thomas(1)          Vice President,   1 year term         Vice President, Chief                 N/A             None.
Age:  61                    Chief Compliance                      Compliance Officer for
Address:                    Officer           Since September     Hennessy Advisors, Inc., the
c/o Hennessy Advisors, Inc.                   2004 HMFI and HFI;  Hennessy Funds' investment
7250 Redwood Blvd.                            and since July      adviser, since 2004; retired
Suite 200                                     2005 HFT            business executive from 2001
Novato, CA  94945                                                 through 2004; and trustee/
                                                                  director of the Hennessy Funds
                                                                  from 2000 to May 2004.

Ana Miner(1)                Vice President    1 year term         Has been employed by Hennessy         N/A             None.
Age:  50                    of Operations                         Advisors, Inc., the Hennessy
Address:                                      Since March 2000    Funds' investment adviser,
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   since 1998.
7250 Redwood Blvd.                            since July 2005 HFT
Suite 200
Novato, CA  94945

Teresa M. Nilsen(1)         Executive Vice    1 year term         Currently Executive Vice              N/A             Director of
Age:  42                    President and                         President, Chief Financial                            Hennessy
Address:                    Treasurer         Since January 1996  Officer and Secretary of                              Advisors,
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   Hennessy Advisors, Inc., the                          Inc.
7250 Redwood Blvd.                            since July 2005 HFT Hennessy Funds' investment
Suite 200                                                         adviser; Ms. Nilsen has been the
Novato, CA  94945                                                 corporate secretary and a
                                                                  financial officer of Hennessy
                                                                  Advisors, Inc. since 1989; Ms.
                                                                  Nilsen has been an officer of
                                                                  the Hennessy Funds since 1996,
                                                                  currently she is Executive Vice
                                                                  President and Treasurer.

Daniel B. Steadman(1)       Executive Vice    1 year term         Executive Vice President of           N/A             Director of
Age:  52                    President and                         Hennessy Advisors, Inc., the                          Hennessy
Address:                    Secretary         Since March 2000    Hennessy Funds' investment                            Advisors,
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   adviser, from 2000 to  the                            Inc.
7250 Redwood Blvd.                            since July 2005 HFT present; Mr. Steadman has been
Suite 200                                                         Executive Vice President and
Novato, CA  94945                                                 Secretary of the Hennessy Funds
                                                                  since 2000.

---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

                                                                                                  Number of
                                                                                                  Portfolios in      Other
                                              Term of Office                                      the fund Complex   Directorships
                            Position(s) Held  and Length of       Principal Occupation(s)         Overseen           Held by
Name, Address and Age       with the Fund     Time Served         During Past 5 Years             by Trustee         Trustee
---------------------       -------------     -----------         -------------------             ----------         ---------------

Tania A. Kelley(1)          Vice President    1 year term         Has been employed by Hennessy         N/A             None.
Age: 43                     of Marketing                          Advisors, Inc., the Hennessy
Address:                                      Since October 2003  Funds' investment adviser, since
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   October 2003; Director of Sales
7250 Redwood Blvd.                            since July 2005 HFT and Marketing for ATT/Comcast
Suite 200                                                         from 2000 through 2003.
Novato, CA  94945

Brian Peery(1)              Vice President,   1 year term         Has been employed by Hennessy         N/A             None.
Age: 39                     Director of                           Advisors, Inc., the Hennessy
Address:                    Research          Since March 2003    Funds' investment adviser, since
c/o Hennessy Advisors, Inc.                   HMFI and HFI; and   June 2002; Vice President of
7250 Redwood Blvd.                            since July 2005 HFT Institutional Sales and Senior
Suite 200                                                         Analyst with Brad Peery Inc.
Novato, CA  94945                                                 from June 2000 to June 2002;
                                                                  from 1996 to 2002, Mr. Peery
                                                                  worked for Haywood Securities
                                                                  where has was a Vice President.

---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Fund.

                  Pursuant to the terms of the Management Agreement (as defined below) with HFT, the Manager, on behalf of the Fund, pays the compensation of all Officers and Trustees who are affiliated persons of the Manager.

                  The Board of Trustees has an Audit Committee whose members are Messrs. DeSousa, Doyle (Chairman) and Richardson. The primary functions of the Audit Committee are to recommend to the Board of Trustees the independent registered public accounting firm to be retained to perform the annual audit, to review the results of the audit, to review the Fund's internal controls and to review certain other matters relating to the Fund's independent registered public accounting firm and financial records. The Audit Committee met once during the fiscal year ended October 31, 2007. This information will be updated to reflect the meetings held for the fiscal year ended October 31, 2008 by amendment.

                  HFT pays Trustees who are not interested persons of the Fund (each, a "Disinterested Trustee") a $750 fee for each meeting of the Board of Trustees attended. HFT may also reimburse Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees.

                  The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2007. This table will be updated to reflect the compensation paid for the fiscal year ended October 31, 2008 by amendment.


                                                      Pension or                               Total
                                                      Retirement          Estimated         Compensation
                                Aggregate          Benefits Accrued        Annual           from HFT and
     Name                      Compensation           as Part of        Benefits Upon     Fund Complex (1)
   of Person                     from HFT           Fund Expenses        Retirement       Paid to Trustees
   ---------                     --------           -------------        ----------       ----------------


Disinterested Trustees


J. Dennis DeSousa               $ 3,000                  $0               $0                $ 16,000



Robert T. Doyle                 $ 3,000                  $0               $0                $ 16,000



Gerald P. Richardson            $ 3,000                  $0               $0                $ 16,000


"Interested Persons" (as defined in the 1940 Act)


Neil J. Hennessy                     $0                  $0               $0                      $0

------------------------------------

(1) The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations) are the only funds in the fund complex.

                  Because the Manager and the Administrator perform substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from HFT for acting as a Trustee or Officer.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

                  As of the date of this SAI, the Officers and Trustees of the Fund as a group (12 persons) did not own any shares of the Fund.

                  The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Fund as of June 30, 2008. This table will be updated to reflect ownership as of December 31, 2008 by amendment.

                                                                        Aggregate Dollar Range of Equity
                                                                          Securities in All Registered
                                                                        Investment Companies Overseen by
     Name of                          Dollar Range of Equity                     Trustee in
     Trustee                          Securities in the Fund           Family of Investment Companies(1)
     -------                          ----------------------           ------------------------------
Disinterested Trustees

J. Dennis DeSousa                              None                             Over $100,000

Robert T. Doyle                                None                             $10,001-50,000

Gerald P. Richardson                           None                             Over $100,000

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                               None                             Over $100,000

------------------------------


(1) The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations) are the only funds in the fund complex.

                  None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

                  As of December 31, 2007, the following shareholders owned more than 5% of the outstanding voting securities of the Tamarack Value Fund (the shares indicated are held of record). This information will be updated to reflect ownership as of the most recent practicable date by amendment.

Class A

 Name & Address                                       Shares Owned          %

 GEORGE SKAFF AND JAMIE WEST ELIAS JT/WROS                 8,905.73       42.18%
 PAS MANAGED ACCOUNT
 SEATTLE WA

 RBC DAIN RAUSCHER INC FBO                                 5,432.81       25.73%
 P MATTHEW BOLES
 DALLAS TX

 JAMES R SEWARD TTEE                                       4,232.93       20.05%
 J R SEWARD REVOC TRUST
 OVERLAND PARK KS


Class C

  Name & Address                                      Shares Owned          %

  RBC DAIN RAUSCHER CUSTODIAN                                505.60       71.72%
  KIMBERLY S SCHNEIDER
  MINNEAPOLIS MN

  TAMARACK DISTRIBUTORS INC                                  159.35       22.60%
  ATTN CRAIG WASYLKIW
  MINNEAPOLIS MN

  THOMAS J OAKES CUST                                         39.47        5.60%
  FBO SHANE T KEELER
  LYNDHURST NJ


Class R

  Name & Address                                      Shares Owned          %

  TAMARACK DISTRIBUTORS INC                                  160.80       99.65%
  ATTN CRAIG WASYLKIW
  MINNEAPOLIS MN

Class S

  Name & Address                                      Shares Owned          %

  CHARLES SCHWAB & CO INC                              1,724,973.71       19.25%
  REINVEST ACCOUNT
  SAN FRANCISCO CA

  NATL FINANCIAL SVCS CORP FOR                           771,529.91        8.61%
  EXCLUSIVE BENEFIT OF CUSTOMERS
  NEW YORK NY

                             MANAGEMENT OF THE FUND

                  THE MANAGER. The investment adviser to the Fund is Hennessy Advisors, Inc. (the "Manager"). The Manager acts as the investment manager of the Fund pursuant to a management agreement with HFT (the "Management Agreement"). The Manager is controlled by Neil J. Hennessy, who currently owns 35.6% of the outstanding voting securities of the Manager.

                  Under the Management Agreement, the Manager is entitled to an investment advisory fee in respect of the Fund, computed daily and payable monthly, at the annual rate of 0.85% of the Fund's average daily net assets.

                  Pursuant to the Management Agreement, the Manager is responsible for providing or overseeing the investment management of the Fund's portfolio, subject to general oversight by the Board of Trustees, and provides the Fund with office space. In addition, the Manager is obligated to keep certain books and records of the Fund. In connection therewith, the Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund's custodian, administrator or transfer agent.

                  Under the terms of the Management Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator (as defined below) or the Distributor (as defined below). General expenses of the Fund not readily identifiable as belonging to the Fund are allocated among the Hennessy Funds by or under the direction of the Board of Directors/Trustees in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to, the following (or the Fund's allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the shares of the Fund under federal or state securities laws and maintenance of such registrations and qualifications; (v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees' and officers' insurance and fidelity bonds;
(viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders; (xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing the Fund's return.

                  Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Management Agreement has an initial term of two years and may be renewed from year to year thereafter so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by HFT with respect to the Fund or by the Manager upon 60 days' prior written notice.

                  The Manager has undertaken to reimburse the Fund to the extent that the aggregate annual operating expenses of the shares, including the investment advisory fee and the administration fee but excluding interest, reimbursement payments to securities lenders for dividend and interest payments on securities sold short, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items, exceed that percentage of the average net assets of the Fund's shares for such year, as determined by valuations made as of the close of each business day of the year, which is the most restrictive percentage provided by the state laws of the various states in which the shares of the Fund are qualified for sale or, if the states in which the shares of the Fund are qualified for sale impose no such restrictions, 1.30% for Original Class shares (until January 2010) and 0.98% for the Institutional Class shares. As of the date hereof, no such state law provision was applicable to the Fund. If the accrued amount of the expenses of the Fund exceeds the expense limitation, the Fund creates an account receivable from the Manager for the amount of such excess. In such a situation the monthly payment of the Manager's fee will be reduced by the amount of such excess (and if the amount of such excess in any month is greater than the monthly payment of the Manager's fee, the Manager will pay the Fund the amount of such difference), subject to adjustment month by month during the balance of the Fund's fiscal year if accrued expenses thereafter fall below this limit. If, in any of the three fiscal years following any fiscal year in which the Manager has reimbursed the Fund for excess expenses, the Fund's expenses, as a percentage of the Fund's average net assets, are less than the applicable expense ratio limit, the Fund shall repay to the Manager the amount the Manager reimbursed the Fund; provided, however, that the Fund's expense ratio shall not exceed the applicable limit.

                  The Fund is newly organized and as of the date of this SAI has not paid any fees to the Manager pursuant to the Management Agreement.

                  The Fund has entered into a Servicing Agreement with the Manager (the "Servicing Agreement"). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Fund consisting of:

         o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

         o assisting shareholders in processing exchange and redemption requests;

         o assisting shareholders in changing dividend options, account designations and addresses;

         o        responding generally to questions of shareholders; and

         o        providing such other similar services as the Fund may request.

                  For such services, the Fund pays an annual fee to the Manager equal to 0.10% of its average daily net assets. The Institutional Class shares of the Fund are not subject to the Servicing Agreement fees. The Fund is newly organized and as of the date of this SAI had not paid any fees to the Manager pursuant to the Servicing Agreement.

                  The Servicing Agreement may be terminated by either party upon sixty days' written notice to the other party, and will be terminated if its continuance is not approved at least annually by a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party.

                  THE SUB-ADVISOR. The Sub-Advisor is the sole sub-advisor of the Fund, and has entered into a sub-advisory contract with the Manager (the "Sub-Advisory Agreement"). Pursuant to its Sub-Advisory Agreement, the Sub-Advisor makes specific portfolio investments in accordance with the Fund's investment objective and the Sub-Advisor's investment approach and strategies.

                  The Sub-Advisor is a wholly-owned subsidiary of RBC Dain Rauscher Corp., which is an indirect wholly-owned subsidiary of Royal Bank of Canada.

                  Sub-Advisor(s) of the Fund are employed and may be terminated by the Manager subject to prior approval by the Board of Trustees. The employment of a new sub-advisor currently requires the prior approval of the shareholders of the Fund. HFT, however, may request an order of the SEC exempting the Fund from the requirements under the 1940 Act relating to shareholder approval of a new sub-advisor. There can be no assurance that HFT will request such an order, or, if requested, that such an order will be granted with respect to the Fund. Selection and retention criteria for sub-advisor include: (i) their historical performance records; (ii) consistent performance in the context of the markets; (iii) organizational stability and reputation;
(iv) the quality and depth of investment personnel; and (v) the ability of the sub-advisor to apply its approach consistently. Each sub-advisor will not necessarily exhibit all of the criteria to the same degree. Sub-Advisors are paid by the Adviser (not by the Fund).

                  The Sub-Advisor's activities are subject to general supervision by the Manager and the Board of Trustees. Although the Manager and the Board of Trustees do not evaluate the investment merits of the Sub-Advisor's specific securities selections, they do review the performance of each sub-advisor relative to the selection criteria.

                  The Fund is newly organized and as of the date of this SAI the Manager has not paid any fees to the Sub-Advisor pursuant to the Sub-Advisory Agreement.

                  THE PORTFOLIO MANAGER. The Sub-Advisor is the sole sub-advisor to the Fund. The portfolio managers that the Sub-Advisor employs to manage the Fund's portfolio may have responsibility for the day-to-day management of accounts other than the Fund. This information will be updated to reflect accounts as of September 30, 2008 by amendment.




                            Number of Other Accounts Managed and Total Assets      Number of Accounts and Total Assets for Which
                                             by Account Type                             Advisory Fee is Performance-Based
                                             ---------------                             ---------------------------------
                            Registered         Other Pooled                     Registered      Other Pooled
                            Investment         Investment       Other           Investment      Investment          Other
                            Companies          Vehicles         Accounts        Companies       Vehicles            Accounts
                            ---------          --------         --------        ---------       --------            --------
Name of Portfolio Manager
-------------------------

Bruce W. Kaser                  ____              ____             ____             0                 0                  0

                             $_________        $_________       $_________         $ 0               $ 0                $ 0
Stuart A. Lippe                 ____              ____             ____             0                 0                  0

                             $_________        $_________       $_________         $ 0               $ 0                $ 0



                  The portfolio managers are often responsible for managing other accounts. The Sub-Advisor typically assigns accounts with similar investment strategies to the portfolio manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Sub-Advisor or one of its affiliates in an account and certain trading practices used by the portfolio manager (for example, cross trades between the Fund and another account and allocation of aggregated trades). The Sub-Advisor has developed policies and procedures reasonably designed to mitigate those conflicts, including trade allocation policies and codes of ethics.

                  Portfolio manager compensation consists of three components: a base salary, an annual bonus, and an incentive plan. The Sub-Advisor calibrates salaries by position and gears them to be competitive in the national marketplace. Annual bonuses for all Sub-Advisor employees are determined by two factors: the firm's financial performance and individual performance. All portfolio managers, analyst and traders are compensated in the same manner for all accounts, whether or not they are mutual funds, separately managed accounts or pooled products. The criteria for calculating annual bonuses and incentive plan payouts for the portfolio managers is described below.

                  In addition to a base salary, each portfolio manager of the Fund is eligible to receive an annual performance bonus based on the pre- tax, gross performance of each portfolio style their team manages against its respective benchmarks and peer groups. These are the Russell 1000 Value Index and eVestment Alliance Large Cap Value manager peer group of accounts managed in the large cap value style. Calculations are based on performance versus these benchmarks and peer groups for both the one and three year periods. Three-year performance accounts for two-thirds of the annual bonus calculation. The portfolio managers' bonus calculations also include a component for performance of investment selections, based on the trailing twelve-month period.

                  While the portfolio managers of the Fund do not participate in the Sub-Advisor's Long Term Incentive plan, they do participate in a separate incentive plan covering portfolio managers, analysts, and traders that provides them with a share of the operating profits (net of expenses, including base salary and bonus) generated by their division above a predetermined hurdle. This plan serves as a proxy for ownership.

                  As of September 30, 2008, neither of the portfolio managers owned any shares of the Fund.

                  THE ADMINISTRATOR. U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with HFT (the "Administration Agreement"). The Administration Agreement provides that the Administrator will furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings);
(ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Fund's other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Fund; and (vi) administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of the Fund. The salaries and other expenses of providing such personnel are borne by the Administrator. Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

                  For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Hennessy Funds an annual fee, payable monthly, based on the average daily net assets of all of the funds in the fund complex, which includes the Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund, Series II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund and the Hennessy Cornerstone Large Growth Fund (as of the date of this SAI the Hennessy Cornerstone Large Growth Fund had not commenced operations). The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000. The Administration

Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to the Trust.

                  The Fund is newly organized and as of the date of this SAI had not paid any fees to the Administrator, the Transfer Agent or the Custodian.

                  ACCOUNTING SERVICES AGREEMENT. The Administrator also provides fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement with HFT (the "Fund Accounting Servicing Agreement"). For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."

                  TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a Transfer Agent Agreement with HFT (the "Transfer Agent Agreement"). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Fund.

                  U.S. Bank, National Association (the "Custodian"), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Fund pursuant to a Custodian Agreement with HFT (the "Custodian Agreement"). The Custodian and the Administrator are affiliates of each other. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Fund's accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

                  THE DISTRIBUTOR. Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Fund pursuant to a Distribution Agreement with HFT (the "Distribution Agreement"). The Distributor and the Administrator are affiliates of each other. Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT, distribution-related services to the Fund in connection with the continuous offering of the Fund's shares.

                  CODE OF ETHICS. HFT, the Sub-Advisor and the Manager have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund (subject to certain limitations). This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Fund or is being purchased or sold by the Fund.

                  PROXY VOTING POLICY. HFT has contractually delegated, subject to oversight by the Board of Trustees, the responsibility for voting proxies relating to portfolio securities held by the Fund to the Sub-Advisor. HFT has delegated proxy voting to the Sub-Advisor with the direction that in voting proxies the Sub-Advisor should generally follow the so-called "Wall Street Rule" (namely, vote as management recommends or sell the stock prior to the meeting). In the event that a vote presents a conflict of interest between the interests of the Fund and the Sub-Advisor, the Sub-Advisor will disclose the conflict to the Board of Trustees and offer the Board of Trustees the opportunity to instruct the Sub-Advisor in voting the securities.

                  Information on how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the Fund's website at http://www.hennessyfunds.com or the website of the SEC at http://www.sec.gov.

                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Trustees, the Sub-Advisor is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Fund. As a general matter in executing Fund transactions, the Sub-Advisor may employ or deal with such brokers or dealers that may, in the Sub-Advisor's best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Sub-Advisor will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. With respect to securities traded in the over-the-counter markets, the Fund may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

                  The Sub-Advisor may select broker-dealers that provide it with research services and may cause the Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which the Fund effects securities transactions may be used by the Sub-Advisor in advising other funds or accounts and, conversely, research services furnished to the Sub-Advisor by brokers in connection with other funds or accounts the Sub-Advisor advises may be used by the Sub-Advisor in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Sub-Advisor under the Sub-Advisory Agreement. The Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

                  Investment decisions for the Fund and for other investment accounts managed by the Sub-Advisor are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

                  The Fund is newly organized and as of the date of this SAI has not paid any portfolio brokerage commissions.

                  PORTFOLIO TURNOVER. For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Sub-Advisor will adjust the Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Sub-Advisor deem it advisable for the Fund to purchase or sell securities.

                  High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "VALUATION OF SHARES" and "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" below.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  POLICY. The Board of Trustees of the Fund has adopted the following policies regarding the disclosure of the portfolio holdings of the
Fund:

                  The portfolio holdings information of the Fund are not released to individual investors, institutional investors, intermediaries that distribute the Fund's shares, rating and ranking organizations, or affiliated persons of the Fund or non-regulatory agencies except that:

                  (1) The Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor's, and Bloomberg. The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund. The holdings information released to such services will be as of the last day of the quarter. This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

                  (2) By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of HFT (all third-party service providers), the Sub-Advisor and the Manager will have daily regular access to the portfolio holdings information of the Fund. The Transfer Agent will not release the portfolio holdings information of the Fund to anyone without the written authorization of an officer of HFT.

                  (3) For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of the Fund. The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

                  (4) The Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

                  (5) An officer of HFT may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-advisor.

                  (6) On the 4th business day following each calendar quarter-end the Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund's portfolio. This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund's web site, or in other forms as requested by the public.

                  (7) The Chief Compliance Officer of the Fund may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of the Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Trustees.

                  Under no circumstances shall the Fund, the Manager or any officers, trustees or employees of the Fund or the Manager receive any compensation for the disclosure of portfolio holdings information.

                  The above policies may not be modified without approval of the Board of Trustees.

                  PROCEDURE. Each year, the Fund sends a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Fund. The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  You may purchase and redeem shares of the Fund on each day that the New York Stock Exchange, Inc. ("NYSE") is open for trading ("Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also be closed on national days of mourning. Purchases and redemptions of the shares of the Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.

                  The Fund may suspend redemption privileges of shares of the Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's securities at the time.

                  The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and
(iii) sending written confirmation of each transaction to the registered owner.

                  The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Trustees. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under "VALUATION OF SHARES," and investors would incur brokerage commissions in disposing of such securities. If the Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

                               VALUATION OF SHARES

                  The net asset value for the shares of the Fund normally will be determined on each day the NYSE is open for trading. The net assets of the Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. The Fund's net asset value per share is calculated separately.

                  The net asset value per share of the Fund is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are traded on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

              ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

                  The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. If the Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund that did not qualify as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. (Note that a portion of the Fund's dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from the Fund's net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

                  Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the ordinary income dividends paid by the Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

                  Redemptions and exchanges of the Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. (However, a conversion from Original Class shares to Institutional Class shares or from Institutional Class shares to Original Class shares of the Fund is not a taxable transaction.) A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is now disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

                  Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the knowledge of the Fund, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

                  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Fund may invest in commercial paper and commercial paper master notes rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

                  A-1. the highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                          ANTI-MONEY LAUNDERING PROGRAM

                  The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

                  Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

                  As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

                                OTHER INFORMATION

                  DESCRIPTION OF SHARES. The Fund's authorized capital consists of an unlimited number of shares of beneficial interest, having no par value ( "Shares"). Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of the Shares of HFT voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees. As indicated above, the Fund does not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

                  The Shares are redeemable and are transferable. All Shares issued and sold by the Fund will be fully paid and nonassessable. Fractional Shares entitle the holder of the same rights as whole Shares.

                  Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which shall be authorized to issue an unlimited number of Shares. In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. In the event that more than one series is established, each Share outstanding, regardless of series, would still entitle its holder to one vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Fund in the proportion that the total net assets of the series bear to the total net assets of all series. The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Fund, the shareholders of each series would be entitled, out of the assets of the Fund available for distribution, to the assets belonging to that series.

                  The Fund offers two classes of Shares, Original Class Shares and Institutional Class Shares. The Original Class Shares and Institutional Class Shares represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (1) Original Class Shares bear annual service fees and Institutional Class Shares are not subject to such fees; (2) Institutional Class Shares are available only to shareholders who invest directly in the Fund, or who invest through a broker-dealer, financial institution or servicing agent that does not receive a service fee from the Fund, or the Manager; and (3) that the Board of Trustees may elect to have certain expenses specific to the Original Class Shares or Institutional Class Shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Original Class Shares or Institutional Class Shares shall be allocated to each such Class on the basis of the net asset value of that Class in relation to the net asset value of the Fund.

                  The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

                  The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  SHAREHOLDER MEETINGS. It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. HFT's Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT's shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding shares, remove any Trustee or Trustees.

                  Upon the written request of the holders of shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the total outstanding shares, whichever is less, shall apply to HFT's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary shall within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Secretary shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                  REGISTRATION STATEMENT. This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

                  COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Hennessy Funds. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm to the Hennessy Funds.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits

         (a)      Organizational Documents:

                  (1)      Certificate of Trust.(1)


                  (2) Certificate of Amendment to the Certificate of Trust.

                  (3) Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).

         (b)      Bylaws, as amended and restated as of June 3, 2008.


         (c)      None.


         (d)      Investment Advisory Contracts:

                  (1) Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Growth Fund, Series II.(3)

                  (2) Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.

                  (3) Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.

                  (4) Form of Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for Hennessy Select Large Value Fund.

         (e) Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2)


         (f)      None.


         (g) Custody Agreement between Registrant and U.S. Bank, National Association.(2)


         (h)      Other Material Contracts:


                  (1) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)


                                    Part C-1

                  (2) Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

                  (3) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(2)

                  (4)      Servicing Agreement with Hennessy Advisors, Inc.(2)

                  (5)      Power of Attorney.(2)


         (i)      Opinion of Foley & Lardner LLP.


         (j) Consent of Independent Registered Public Accounting Firm [to be filed by amendment].


         (k)      None.

         (l)      Subscription Agreement.(1)

         (m)      None.


         (n)      Form of Amended and Restated Rule 18f-3 Multi-Class Plan.



         (p) Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds, Inc., Registrant and Hennessy Advisors, Inc.(2)


---------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.


(2) Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 20 to the Registration Statement. Post-Effective Amendment No. 20 was filed on August 27, 2007 and its accession number is 0000897069-07-001721.


Item 24.          Persons Controlled by or under Common Control with Registrant

                  No person is directly or indirectly controlled by or under common control with Registrant.

                                    Part C-2

Item 25.          Indemnification

                  Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Registrant's Trust Instrument, dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

                                   "ARTICLE X
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

                  Section 10.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

                  Section 10.2.  Indemnification

                           (a) Subject to the exceptions and limitations
contained in Section 10.2(b) below:

                                    (i) every Person who is, or has been, a
                  Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to
a Covered Person:

                                    (i) who shall have been adjudicated by a
                  court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                                    Part C-3

                                    (ii) in the event of a settlement, unless
                  there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                                    (A) by the court or other body approving the settlement;

                                    (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                                    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                  provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

                  Section 10.3. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by


                                    Part C-4
the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser

                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.          Principal Underwriters.

       a. To the best of the Registrant's knowledge, Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as a principal underwriter for the following other investment companies:


               Academy Funds Trust


               Advisors Series Trust

               AIP Alternative Strategies Funds

               AIP Underlying Funds Trust

               AIP Variable Insurance Trust

               Allied Asset Advisors Funds

               Alpine Equity Trust

               Alpine Income Trust

               Alpine Series Trust


               Artio Family of Funds


               Brandes Investment Trust

               Brandywine Blue Fund, Inc.

               Brandywine Fund, Inc.

               Brazos Mutual Funds

               Bridges Investment Fund, Inc.

                                    Part C-5

               Buffalo Balanced Fund, Inc.

               Buffalo Funds

               Buffalo High Yield Fund, Inc.

               Buffalo Large Cap Fund, Inc.

               Buffalo Small Cap Fund, Inc.

               Buffalo USA Global Fund, Inc.

               Country Mutual Funds Trust


               Empiric Funds, Inc.


               Cullen Funds Trust

               Everest Funds

               Fairholme Funds, Inc.

               FFTW Funds, Inc.

               First American Funds, Inc.

               First American Investment Funds, Inc.

               First American Strategy Funds, Inc.

               Fort Pitt Capital Funds

               Fund*X Variable Annuity Trust

               The Glenmede Fund, Inc.

               The Glenmede Portfolios

               Greenspring Fund

               Guinness Atkinson Funds

               Harding, Loevner Funds, Inc.

               The Hennessy Funds, Inc.

               Hennessy Mutual Funds, Inc.

               Hotchkis and Wiley Funds

               Intrepid Capital Management Funds Trust

               Jacob Internet Fund Inc.

               The Jensen Portfolio, Inc.

               Julius Baer Investment Funds

               The Kensington Funds

               Keystone Mutual Funds

               Kiewit Investment Fund L.P.

               Kirr, Marbach Partners Funds, Inc

               LKCM Funds

                                    Part C-6

               Masters' Select Funds

               Matrix Advisors Value Fund, Inc.

               M.D. Sass

               MDT Funds

               Monetta Fund, Inc.

               Monetta Trust

               The MP63 Fund, Inc.

               MUTUALS.com

               Nicholas Equity Income Fund, Inc.

               Nicholas Family of Funds, Inc.

               Nicholas Fund, Inc.

               Nicholas High Income Fund, Inc.

               Nicholas II, Inc.

               Nicholas Limited Edition, Inc.

               Nicholas Money Market Fund, Inc.

               OCM Mutual Fund

               Permanent Portfolio Funds

               Perritt Funds, Inc.

               Perritt MicroCap Opportunities Fund, Inc.

               PRIMECAP Odyssey Funds

               Professionally Managed Portfolios


               Prospector Funds, Inc.


               Prudent Bear Funds, Inc.

               The Purisima Funds

               Quaker Investment Trust

               Rainier Investment Management Mutual Funds

               The Rockland Fund Trust

               Summit Mutual Funds, Inc.

               Thompson Plumb Funds, Inc.

               TIFF Investment Program, Inc.

               Trust For Professional Managers


               Underlying Funds Trust

               USA Mutual Funds


               Wexford Trust

                                    Part C-7

               Wisconsin Capital Funds, Inc.


               WY Funds


       b. To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:



              Name and Principal       Position and Offices with       Positions and Offices
              Business Address(1)      Quasar Distributors, LLC        with Registrant
              ----------------         ------------------------        ---------------
              James R. Schoenike       President; Board Member         None
              Andrew M. Strnad         Secretary                       None
              Susan LaFond             Treasurer                       None
              Teresa Cowan             Assistant Secretary             None
              Joe Redwine              Board Member                    None
              Robert Kern              Board Member                    None
              Eric W. Falkeis          Board Member                    None

              --------------------------------------

              (1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202. c. Quasar Distributors, LLC has not earned or received any commissions or other compensation, directly or indirectly, from the Fund.

Item 28.          Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant's Custodian and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant's Custodian; and all other records will be maintained by Registrant's Administrator.

Item 29.          Management Services

                  All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.          Undertakings

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                    Part C-8

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 12th day of December, 2008.







                                    HENNESSY FUNDS TRUST
                                    (Registrant)



                                    By:    /s/ Neil J. Hennessy
                                          --------------------------------------
                                          Neil J. Hennessy, President





                  Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.









           Name                                    Title                            Date
           ----                                    -----                            ----
/s/Neil J. Hennessy
-------------------------------            President (Principal Executive       December 12, 2008
Neil J. Hennessy                           Officer) and a Trustee


Robert T. Doyle*                           Trustee                                      *

J. Dennis DeSousa* Trustee *

Gerald P. Richardson*                      Trustee                                      *

/s/ Teresa M. Nilsen                       Executive Vice President and         December 12, 2008
-------------------------------            Treasurer (Principal
Teresa M. Nilsen                           Financial and Accounting
                                           Officer)





                                *By:   /s/ Neil J. Hennessy
                                      ------------------------------------------
                                       Neil J. Hennessy
                                       Attorney-in-fact
                                       Dated as of December 12, 2008

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.       Exhibit Description
-----------       -------------------




         (a)      Organizational Documents:

                  (1)      Certificate of Trust.*


                  (2) Certificate of Amendment to the Certificate of Trust.



                  (3) Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).

         (b)      Bylaws, as amended and restated as of June 3, 2008.


         (c)      None.


         (d)      Investment Advisory Contracts:

                  (1) Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Growth Fund, Series II.(3)

                  (2) Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Cornerstone Large Growth Fund.

                  (3) Form of Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for Hennessy Select Large Value Fund.

                  (4) Form of Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. for Hennessy Select Large Value Fund.

         (e) Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2)


         (f)      None.

         (g) Custody Agreement between Registrant and U.S. Bank, National Association.*

         (h)      Other Material Contracts:

                  (1) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

                  (2) Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

                                    Exhibit-1

                  (3) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

                  (4)      Servicing Agreement with Hennessy Advisors, Inc.*

                  (5)      Power of Attorney.*

         (i)      Opinion of Foley & Lardner LLP.


         (j) Consent of Independent Registered Public Accounting Firm [to be filed by amendment].


         (k)      None.

         (l)      Subscription Agreement.*

         (m)      None.


         (n)      Form of Amended and Restated Rule 18f-3 Multi-Class Plan.


         (p) Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds, Inc., Registrant and Hennessy Advisors, Inc.*

--------------------

*        Previously filed.





                                   Exhibit-2